Series, Extended Market Index Fund
USAA EXTENDED MARKET INDEX FUND

INVESTMENT OBJECTIVE

The USAA Extended Market Index Fund (the Fund) seeks to match, before fees and expenses, the performance of the U.S. stocks not included in the S&P 500 Index as represented by the Dow Jones U.S. Completion Total Stock Market IndexSM1. The Dow Jones U.S. Completion Total Stock Market Index measures the performance of all small- and mid-cap stocks as measured by the Dow Jones U.S. Total Stock Market IndexSM less the stocks in the S&P 500 Index.	[1]
Fees and Expenses

The following tables describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Series, Extended Market Index Fund (USD $)	Share Classes
Sales Charge (Load) Imposed on Purchases	none
Purchase Fee	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Account Maintenance Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Series, Extended Market Index Fund		Share Classes
Management Fees		0.39%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.42%
Total Annual Operating Expenses	[1]	0.81%
Reimbursement from Adviser		(0.31%)
Total Annual Operating Expenses After Reimbursement	[2]	0.50%
[1]	(a) The total annual operating expenses and the example are based upon the actual combined expenses of the Fund, before reimbursements, and the Extended Market Portfolio.
[2]	(b) The Adviser has agreed, through May 1, 2012, to make payments or waive management, administration, and other fees to limit the expenses of the Fund so that the total annual operating expenses of the Fund (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.50% of the Fund’s average daily net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund’s Board of Trustees and may be changed or terminated by the Adviser at any time after May 1, 2012.

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a  $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense reimbursement arrangement has terminated.

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Series, Extended Market Index Fund	83	259	450	1,002

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

For the most recent fiscal year, the Fund's portfolio turnover rate was 15% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund's principal investment strategy is to invest all of the Fund's investable assets in the Master Extended Market Index Series of the Quantitative Master Series LLC (Extended Market Portfolio), which is a separate fund advised by BlackRock Advisors, LLC and subadvised by BlackRock Investment Management, LLC (BlackRock Advisors, LLC and BlackRock Investment Management, LLC are collectively referred to herein as BlackRock), with a substantially similar investment objective as the Fund. Therefore, your interest in the Extended Market Portfolio's securities is indirect, and the investment characteristics of the Fund will correspond directly to those of the Extended Market Portfolio. This type of arrangement is commonly referred to as a master-feeder structure.

The Extended Market Portfolio seeks to track the Dow Jones U.S. Completion Total Stock Market Index as closely as possible, and normally, at least 80% of its assets will be invested in securities or other financial instruments of companies that are components of or have economic characteristics similar to the securities included in the index.

Principal Risks

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund's manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund

The equity securities in the Fund's portfolio are subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Equity securities tend to be more volatile than bonds.

In addition, the Extended Market Portfolio tends to invest in small- and mid-cap companies, which may be more vulnerable than larger companies to adverse business or economic developments. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market averages in general and, therefore, may involve greater risk than investing in securities of larger companies.

As a feeder fund in a master-feeder structure, the Fund is subject to certain risks. Actions of larger feeder funds may materially affect smaller feeder funds investing in the Extended Market Portfolio. For example, if a large feeder fund withdraws from the Extended Market Portfolio, the remaining funds may experience proportionately higher operating expenses, resulting in lower returns (however, this possibility exists as well for traditionally structured funds that have large institutional investors).

While the Fund and the Extended Market Portfolio attempt to match the performance of the Dow Jones U.S. Completion Total Stock Market Index as closely as possible, the ability of the Fund and the Extended Market Portfolio to meet their investment objective depends to some extent on the cash flow in and out of the Fund. The Fund's performance may be affected by factors such as the size of the Fund's portfolio, transaction costs, management fees and expenses, and brokerage com-missions and fees. Changes in the Fund's cash flow affect how closely the Fund will mirror the Dow Jones U.S. Completion Total Stock Market Index.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund's volatility and performance from year to year for each full calendar year over the past 10 years.

RISK/RETURN BAR CHART  Annual Returns for Periods Ended December 31

THREE-MONTH YTD TOTAL RETURN
7.84% (3/31/11)
BEST QUARTER*	WORST QUARTER*
21.40% 2nd Qtr 2003	-26.43% 4th Qtr. 2008
* Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

The following table shows how the Fund's average annual total returns for the periods indicated compared to those of relevant securities market indices. The after-tax returns are shown in two ways: (1) assume that you owned shares of the Fund during the entire period and paid taxes on the Fund's distributions of taxable net investment income or realized capital gains, if any, and (2) assume that you paid taxes on the Fund's distributions of such income and gains and sold all shares at the end of each period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of Fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

Average Annual Total Returns Series, Extended Market Index Fund	Past 1 Year	Past 5 Years	Past 10 Years	Since Inception	Inception Date
	28.11%	5.00%	5.90%	5.10%	Oct 27, 2000
Return After Taxes on Distributions	27.44%	4.37%	5.37%	4.59%
Return After Taxes on Distributions and Sales	19.13%	4.21%	5.00%	4.30%
Dow Jones U.S. Completion Total Stock Market Index	28.62%	5.54%	6.19%	3.87%

[1]	1 “Dow Jones,” and “The Dow Jones U.S. Completion Total Stock Market IndicesSM” are service marks of Dow Jones Trademark Holdings, LLC.

Series, Nasdaq-100 Index Fund
USAA NASDAQ-100 INDEX FUND
Investment Objective
The USAA Nasdaq-100 Index Fund (the Fund) seeks to match, before fees and expenses, the performance of the stocks composing the Nasdaq-100 Index1. The Nasdaq-100 Index represents 100 of the largest nonfinancial stocks traded on The Nasdaq Stock Market®.	[1]
Fees and Expenses

The following tables describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Nasdaq-100 Index Fund) Series, Nasdaq-100 Index Fund (USD $)	Share Classes
Sales Charge (Load) Imposed on Purchases	none
Purchase Fee	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Account Maintenance Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Nasdaq-100 Index Fund) Series, Nasdaq-100 Index Fund		Share Classes
Management Fees		0.20%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.82%
Total Annual Operating Expenses		1.02%
Reimbursement from Adviser		(0.24%)
Total Annual Operating Expenses After Reimbursement	[1]	0.78%
[1]	(a) The Adviser has agreed, through May 1, 2012, to make payments or waive management, administration, and other fees to limit the expenses of the Fund so that the total annual operating expenses of the Fund (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.78% of the Fund’s average daily net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund’s Board of Trustees and may be changed or terminated by the Adviser at any time after May 1, 2012.

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a  $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense reimbursement arrangement has terminated.

Expense Example (Nasdaq-100 Index Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Series, Nasdaq-100 Index Fund	104	325	563	1,248

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

For the most recent fiscal year, the Fund's portfolio turnover rate was 5% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund's principal investment strategy is to invest at least 80% of the Fund's assets in the common stocks of companies composing the Nasdaq-100 Index. This strategy may be changed upon 60 days' written notice to shareholders.

Principal Risks

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund's manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The equity securities in the Fund's portfolio are subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Equity securities tend to be more volatile than bonds. In addition, to the degree the Fund invests in foreign securities, there is a possibility that the value of the Fund's investments in foreign securities will decrease because of unique risks, such as currency exchange rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes.

The returns from a specific type of security or sector may trail returns from other asset classes, sectors, or the overall market. For example, the stocks that make up the index currently are heavily weighted in the technology sectors. High volatility or poor performance of the sectors will directly affect the Fund's performance. Sectors will go through cycles of doing better or worse than stocks or bonds in general. These periods may last for several years.

While the Fund attempts to match the Nasdaq-100 Index as closely as possible, the ability of the Fund to meet its investment objective depends to some extent on the cash flow in and out of the Fund. The Fund's performance may be affected by factors such as the size of the Fund's portfolio, transaction costs, management fees and expenses, and brokerage commissions and fees. Changes in the Fund's cash flow affect how closely the Fund will mirror the Nasdaq-100 Index.

The Fund is nondiversified, which means that it may invest a greater percentage of its assets in a single issuer. Because a relatively high percentage of the Fund's total assets may be invested in the securities of a single issuer or a limited number of issuers, the securities of the Fund may be more sensitive to changes in the market value of a single issuer, a limited number of issuers, or large companies generally. Such a focused investment strategy may increase the volatility of the Fund's investment results, because this Fund may be more susceptible to risks associated with a single issuer or economic, political, or regulatory event than a diversified fund.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund's volatility and performance from year to year for each full calendar year over the past 10 years.

RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31

THREE-MONTH YTD TOTAL RETURN
5.42% (3/31/10)
BEST QUARTER*	WORST QUARTER*
34.46% 4th Qtr. 2001	-36.33% 3rd Qtr. 2001
* Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

The following table shows how the Fund's average annual total returns for the periods indicated compared to those of relevant securities market indices. The after-tax returns are shown in two ways: (1) assume that you owned shares of the Fund during the entire period and paid taxes on the Fund's distributions of taxable net investment income or realized capital gains, if any, and (2) assume that you paid taxes on the Fund's distributions of such income and gains and sold all shares at the end of each period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of Fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

Average Annual Total Returns (Nasdaq-100 Index Fund) Series, Nasdaq-100 Index Fund	Past 1 Year	Past 5 Years	Past 10 Years	Since Inception	Inception Date
	19.14%	5.96%	(0.98%)	(3.62%)	Oct 27, 2000
Return After Taxes on Distributions	19.11%	5.95%	(0.99%)	(3.63%)
Return After Taxes on Distributions and Sales	12.47%	5.15%	(0.83%)	(3.00%)
Nadaq-100 Index	20.15%	6.80%	(0.13%)	(4.15%)

[1]	1 Nasdaq-100®, Nasdaq-100 Index®, and Nasdaq® are trade or service marks of The Nasdaq Stock Market, Inc. (which with its affiliates are the “Corporations”) and have been licensed for our use.

Series, S&P 500 Index Fund
S&P 500 INDEX FUND
Investment Objective
The USAA S&P 500 Index Fund (the Fund) seeks to match, before fees and expenses, the performance of the stocks composing the S&P 500 Index1. The S&P 500 Index emphasizes stocks of large U.S. companies.	[1]
Fees and Expense Fees and Expenses Fees and Expenses

The following tables describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (S&P 500 Index Fund) Series, S&P 500 Index Fund (USD $)	Member Shares, S&P 500 Index Fund		Reward Shares, S&P 500 Index Fund
Sales Charge (Load) Imposed on Purchases	none		none
Purchase Fee	none		none
Redemption Fee	none		none
Account Maintenance Fee	10	[1]	none
[1]	*USAA Shareholder Account Services, the Fund’s transfer agent, assesses a $10 annual account maintenance fee to allocate part of the fixed costs of maintaining shareholder accounts. We deduct $2.50 per quarter from your account to pay the annual fee.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (S&P 500 Index Fund) usaa_S000012915Member		Member Shares, S&P 500 Index Fund	Reward Shares, S&P 500 Index Fund
Management Fees		0.10%	0.10%
Distribution and/or Service (12b-1) Fees		none	none
Other Expenses		0.26%	0.14%
Total Annual Operating Expenses		0.36%	0.24%
Reimbursement from Adviser		(0.11%)	(0.09%)
Total Annual Operating Expenses After Reimbursement	[1]	0.25%	0.15%
[1]	(a) The Adviser has agreed, through May 1, 2012, to make payments or waive management, administration, and other fees to limit the expenses of the Member Shares and Reward Shares so that the total annual operating expenses of the Member Shares and Reward Shares (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.25% of the Member Shares’ and 0.15% of the Reward Shares’ average daily net assets, respectively. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund’s Board of Trustees and may be changed or terminated by the Adviser at any time after May 1, 2012.

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a  $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense reimbursement arrangement has terminated.

Expense Example (S&P 500 Index Fund) Series, S&P 500 Index Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Member Shares, S&P 500 Index Fund	37	116	202	456
Reward Shares, S&P 500 Index Fund	25	77	135	306

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

For the most recent fiscal year, the Fund's portfolio turnover rate was 4% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund's principal investment strategy is to invest at least 80% of the Fund's assets in the common stocks of companies composing the S&P 500 Index. This strategy may be changed upon 60 days' written notice to shareholders.

Principal Risks

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund's manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The equity securities in the Fund's portfolio are subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Equity securities tend to be more volatile than bonds..

While the Fund attempts to match the S&P 500 Index as closely as possible, the ability of the Fund to meet its investment objective depends to some extent on the cash flow in and out of the Fund. The Fund's performance may be affected by factors such as the size of the Fund's portfolio, transaction costs, management fees and expenses, and brokerage commissions and fees. Changes in the Fund's cash flow affect how closely the Fund will mirror the S&P 500 Index.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The Fund is divided into two classes of shares, Member Shares and Reward Shares. The following bar chart provides some indication of the risks of investing in the Fund and illustrates the volatility and performance of the Fund's Member Shares from year to year for each full calendar year over the past 10 years.

RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31

THREE-MONTH YTD TOTAL RETURN
5.81% (3/31/10)
BEST QUARTER*	WORST QUARTER*
20.85% 2nd Qtr. 2001	-34.20% 1st Qtr. 2001
* Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

The following table shows how the Fund's average annual total returns for the periods indicated compared to those of relevant securities market indices. The after-tax returns are shown in two ways: (1) assume that you owned shares of the Fund during the entire period and paid taxes on the Fund's distributions of taxable net investment income or realized capital gains, if any, and (2) assume that you paid taxes on the Fund's distributions of such income and gains and sold all shares at the end of each period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of Fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

Average Annual Total Returns (S&P 500 Index Fund) Series, S&P 500 Index Fund	Past 1 Year		Past 5 Years	Past 10 Years	Since Inception
S & P 500 Index	15.06%		2.29%	1.41%	6.43%	[1]
Member Shares, S&P 500 Index Fund	14.81%	[2]	2.09%	1.18%	6.34%	[3]
Member Shares, S&P 500 Index Fund Return After Taxes on Distributions	14.52%		1.81%	0.86%	5.88%
Member Shares, S&P 500 Index Fund Return After Taxes on Distributions and Sales	9.97%		1.78%	0.92%	5.44%
Reward Shares, S&P 500 Index Fund	14.99%	[2]	2.23%		3.63%	[3]
[1]	*** The average annual total return for the S&P 500 Index from May 1, 2002 - the inception date of the Fund's Reward Shares - through December 31, 2010, was 3.84%.
[2]	** Excludes $10 account maintenance fee, which is waived for accounts of $10,000 or more.
[3]	* The inception date of the S&P 500 Index Fund Member Shares is May 1, 1996, while the inception date of the S&P 500 Index Fund Reward Shares is May 1, 2002.

[1]	1 “Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500,” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for our use.

Series, Total Return Strategy Fund
USAA TOTAL RETURN STRATEGY FUND
Investment Objective

The USAA Total Return Strategy Fund (the Fund) is an asset allocation fund with an investment objective to seek a positive return every calendar year and over the long term (five years and more) to achieve returns greater than the S&P 500 Index with less risk.

Fees and Expenses

The following tables describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Total Return Strategy Fund) Series, Total Return Strategy Fund (USD $)	Share Classes
Sales Charge (Load) Imposed on Purchases	none
Purchase Fee	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Account Maintenance Fee	none

Annual Fund Operating Expenses (Total Return Strategy Fund) usaa_S000012918Member		Share Classes
Management Fees	[1]	0.60%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		1.19%
Acquired Fund Fees and Expenses		0.19%
Total Annual Operating Expenses	[2]	1.98%
[1]	(a) A performance fee adjustment may increase or decrease the management fee by up to +/- 0.06% of the average net assets of the Fund during a rolling 36-month period. A performance fee adjustment decreased the management fee of 0.65% by 0.05% for the most recent fiscal year ended December 31, 2010.
[2]	(b) The Fund's total annual operating expenses do not correlate to the ratio of expenses to average net assets shown in the Fund's financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a  $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

Expense Example (Total Return Strategy Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Series, Total Return Strategy Fund	201	621	1,068	2,306

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

For the most recent fiscal year, the Fund's portfolio turnover rate was 71% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGY

In seeking to achieve its objective, the Fund utilizes three separate investment strategies.

First, one portion of the Fund's assets is invested pursuant to an investment strategy of shifting the Fund's assets among stocks, investment-grade bonds, or cash equivalents. The Fund's investment adviser generally will invest at any given time substantially all of the Fund's assets allocated to it in either (1) stocks through the use of U.S. or foreign stock-based exchange-traded funds (ETFs), (2) investment-grade bonds through either ETFs or direct investment, or (3) cash equivalents through direct investment in short-term, high-quality money market instruments or money market funds.

Second, another portion of the Fund's assets is invested pursuant to a market neutral investment strategy of investing primarily in long and short positions of common stock of large U.S. companies.

Third, in an attempt to reduce the Fund's volatility over time, the Fund employs an option-based risk-management strategy. This strategy involves purchasing and selling options on component indices or corresponding ETFs. This option strategy may not fully protect the Fund against declines in the value of its portfolio, and the Fund could experience a loss. The combination of the diversified stock portfolio with the index call and put options is designed to provide the Fund with fairly consistent returns over a wide range of equity market environments.

Principal Risks

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund's manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The equity securities in the Fund's portfolio are subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Equity securities tend to be more volatile than bonds. In addition, to the degree the Fund invests in foreign securities, there is a possibility that the value of the Fund's investments in foreign securities will decrease because of unique risks, such as currency exchange rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes.

The Fund is nondiversified, which means that it may invest a greater percentage of its assets in a single issuer. Because a relatively high percentage of the Fund's total assets may be invested in the securities of a single issuer or a limited number of issuers, the securities of the Fund may be more sensitive to changes in the market value of a single issuer, a limited number of issuers, or large companies generally. Such a focused investment strategy may increase the volatility of the Fund's investment results, because this Fund may be more susceptible to risks associated with a single issuer or economic, political, or regulatory event than a diversified fund.

The Fund may invest in futures and options and other types of derivatives. Risks associated with derivatives include the risk that the derivative is not well-correlated with the security, index, or currency to which it relates; the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the Fund to the effects of leverage, which could increase the Fund's exposure to the market and magnify potential losses. There is no guarantee that derivatives activities will be employed or that they will work, and their use could reduce potential returns or even cause losses to the Fund.

As a mutual fund that has the potential to invest in bonds, there is a possibility that the market value of the Fund's investments will fluctuate because of changes in interest rates. In general, if interest rates increase, the price of the bond will fall and the yield of the Fund may increase, which would likely increase its total return. If interest rates decrease, the price of the bond will rise and the yield of the Fund may decrease, which may decrease its total return.

The fixed-income securities held in the Fund's portfolio are subject to credit risk, which is the possibility that a borrower cannot make timely interest and principal payments on its securities. The Fund accepts some credit risk as a recognized means to enhance an investor's return. All securities varying from the highest quality to very speculative have some degree of credit risk. Securities rated below investment grade, also known as junk bonds, generally entail greater economic, credit, and liquidity risk than investment-grade securities. Their prices may be more volatile, especially during economic downturns and financial setbacks or liquidity events.

ETFs, as investment companies, incur their own management and other fees and expenses, such as trustees' fees, operating expenses, registration fees, and marketing expenses, a proportionate share of which would be borne by the Fund. As a result, an investment by the Fund in an ETF could cause the Fund's operating expenses to be higher and, in turn, performance to be lower than if it were to invest directly in the securities underlying the ETF. In addition, the Fund will be indirectly exposed to all of the risk of securities held by the ETFs.

To implement the Fund's principal investment strategies, the Fund may actively and frequently change the allocation of its portfolio holdings, which may result in high portfolio turnover likely to exceed 100% varying from year to year depending on the frequency of the investment allocation decisions made. In purchasing and selling securities in order to reallocate the portfolio, the Fund will pay more in brokerage commissions than it would without a reallocation policy. As a result, the Fund also has less flexibility in the timing of purchases and sales of securities than it would otherwise. The Fund may have a higher proportion of capital gains and a lower return than a fund that does not have a real-location policy.

A risk that pervades all investing is the risk that the securities in the Fund's portfolio may not perform as predicted by the managers. Because the Fund takes both long and short positions, there is the risk that the value of the securities held long might decrease and the value of the securities sold short might increase in response to activities of an individual company or in response to general market conditions. In this case, the Fund's potential losses and volatility could exceed those of other mutual funds that hold only long stock positions.

Short sales involve the risk that the Fund will incur a loss caused by appreciation if the security sold short, or as a result of having to buy the borrowed securities at an unfavorable price.

While the Fund does not concentrate in any industry, to the extent that the Fund has exposure to a given industry or sector, any factors affecting that industry or sector could affect the value of portfolio securities. This risk is increased to the extent that the managers overweight investments in a particular industry or sector.

Liquidity risk is the risk that the Fund's investments generally cannot expect to be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to such securities by the Fund. Illiquid securities may be substantially less readily marketable and subject to greater price fluctuations.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund's volatility and performance from year to year for each full calendar year since the Fund's inception.

RISK/RETURN BAR CHART  Annual Returns for Periods ended December 31

[1]	*Fund Began operations on January 24, 2005.

THREE-MONTH YTD TOTAL RETURN
3.48% (3/31/11)
BEST QUARTER**	WORST QUARTER**
8.82% 2nd Qtr. 2009	-14.54% 4th Qtr. 2008
** Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

The following table shows how the Fund's average annual total returns for the periods indicated compared to those of relevant securities market indices. The after-tax returns are shown in two ways: (1) assume that you owned shares of the Fund during the entire period and paid taxes on the Fund's distributions of taxable net investment income or realized capital gains, if any, and (2) assume that you paid taxes on the Fund's distributions of such income and gains and sold all shares at the end of each period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of Fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

Average Annual Total Returns (Total Return Strategy Fund) Series, Total Return Strategy Fund	Past 1 Year	Past 5 Years	Since Inception	Inception Date
	5.01%	0.48%	0.48%	Jan 24, 2005
Return After Taxes on Distributions	4.95%	(0.70%)	(0.60%)
Return After Taxes on Distributions and Sales	3.33%	(0.18%)	(0.14%)
S & P 500 Index	15.06%	2.29%	2.29%
Lipper Flexible Portfolio Funds Index	12.91%	4.75%	4.75%

Series, Target Retirement Income Fund
USAA TARGET RETIREMENT INCOME FUND
Investment Objective
The USAA Target Retirement Income Fund's (the Fund) investment objective is to provide capital appreciation and current income consistent with its current investment allocation.
Fees and Expenses

The following tables describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Target Retirement Income Fund) Series, Target Retirement Income Fund (USD $)	Share Classes
Sales Charge (Load) Imposed on Purchases	none
Purchase Fee	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Account Maintenance Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Target Retirement Income Fund) Series, Target Retirement Income Fund		Share Classes
Management Fees		none
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.12%
Acquired Fund Fees and Expenses		0.52%
Total Annual Operating Expenses		0.64%
Reimbursement from Adviser		(0.07%)
Total Annual Operating Expenses After Reimbursement	[1]	0.57%
[1]	(a) The Adviser has agreed, through May 1, 2012, to waive fees and to reimburse operating expenses of the Fund so that the total annual operating expenses of the Fund, excluding extraordinary expenses and acquired fund fees and expenses, do not exceed an annual rate of 0.05% of the Fund's average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund’s Board of Trustees and may be changed or terminated by the Adviser at any time after May 1, 2012. (b) The Fund’s total annual operating expenses do not correlate to the ratio of expenses to average net assets, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a  $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense reimbursement arrangement has terminated.

Expense Example (Target Retirement Income Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Series, Target Retirement Income Fund	65	205	357	798

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

For the most recent fiscal year, the Fund's portfolio turnover rate was 22% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests in a selection of USAA mutual funds (underlying USAA Funds) consisting of a long-term target asset class allocation of approximately 30% equity and 70% fixed income. This target asset class allocation may vary at times by being either overweighted or underweighted to stocks, bonds, and other asset classes when market conditions warrant. Both the target asset class allocation and the underlying USAA Funds' allocation percentages will change over time.

Principal Risks

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund's manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The risks of the Fund directly correspond to the risks of the underlying USAA Funds in which the Fund invests. By investing in the underlying USAA Funds, the Fund has partial exposure to the risk of many different areas of the market. The degree to which the risks described below apply to the Fund varies according to the Fund's asset allocation. For instance, the more the Fund is allocated to stock funds, the greater the expected risk associated with equity securities. The Fund also is subject to asset allocation risk (i.e., risk that allocations will not produce intended results) and to management risk (i.e., the risk that the selection of underlying USAA Funds will not produce intended results).

The equity securities in the Fund's portfolio are subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Equity securities tend to be more volatile than bonds. In addition, to the degree the Fund invests in foreign securities, there is a possibility that the value of the Fund's investments in foreign securities will decrease because of unique risks, such as currency exchange rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes.

As a mutual fund that has the potential to invest in bonds, there is a possibility that the market value of the Fund's investments will fluctuate because of changes in interest rates. In general, if interest rates increase, the price of the bond will fall and the yield of the Fund may increase, which would likely increase its total return. If interest rates decrease, the price of the bond will rise and the yield of the Fund may decrease, which may decrease its total return.

The Fund may change the allocation of its portfolio holdings on a frequent basis, which may result in high portfolio turnover. In purchasing and selling securities in order to reallocate the portfolio, the Fund will pay more in brokerage commissions than it would without a reallocation policy. As a result, it also has less flexibility in the timing of purchases and sales of securities than it would otherwise. The Fund may have a higher proportion of capital gains and a lower return than a fund that does not have a reallocation policy.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund's volatility and performance from year to year for each full calendar year since the Fund's inception.

RISK/RETURN BAR CHART  Annual Return for Periods Ended December 31

[1]	*Fund began operations on July 31, 2008.

THREE-MONTH YTD TOTAL RETURN
2.41% (3/31/11)
BEST QUARTER**	WORST QUARTER**
12.57% 2nd Qtr. 2009	-2.92% 1st Qtr. 2009
** Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

The following table shows how the Fund's average annual total returns for the periods indicated compared to those of relevant securities market indices. The after-tax returns are shown in two ways: (1) assume that you owned shares of the Fund during the entire period and paid taxes on the Fund's distributions of taxable net investment income or realized capital gains, if any, and (2) assume that you paid taxes on the Fund's distributions of such income and gains and sold all shares at the end of each period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of Fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

Average Annual Total Returns (Target Retirement Income Fund) Series, Target Retirement Income Fund	Past 1 Year	Since Inception	Inception Date
	11.65%	7.84%	Jul 31, 2008
Return After Taxes on Distributions	10.43%	6.59%
Return After Taxes on Distributions and Sales	7.62%	5.99%
S & P 500 Index	15.06%	2.00%

Series, Target Retirement 2020 Fund
USAA TARGET RETIREMENT 2020 FUND
Investment Objective
The USAA Target Retirement 2020 Fund's (the Fund) investment objective is to provide capital appreciation and current income consistent with its current investment allocation.

The following tables describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Target Retirement 2020 Fund) Series, Target Retirement 2020 Fund (USD $)	Share Classes
Sales Charge (Load) Imposed on Purchases	none
Purchase Fee	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Account Maintenance Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Target Retirement 2020 Fund) Series, Target Retirement 2020 Fund		Share Classes
Management Fees		none
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.08%
Acquired Fund Fees and Expenses		0.57%
Total Annual Operating Expenses		0.65%
Reimbursement from Adviser		(0.03%)
Total Annual Operating Expenses After Reimbursement	[1]	0.62%
[1]	(a) The Adviser has agreed, through May 1, 2012, to waive fees and to reimburse operating expenses of the Fund, excluding extraordinary expenses and acquired fund fees and expenses up to 0.05% of the Fund's average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund’s Board of Trustees and may be changed or terminated by the Adviser at any time after May 1, 2012. (b) The Fund’s total annual operating expenses do not correlate to the ratio of expenses to average net assets, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

Example
Expense Example (Target Retirement 2020 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Series, Target Retirement 2020 Fund	66	208	362	810

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

For the most recent fiscal year, the Fund's portfolio turnover rate was 17% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests in a selection of USAA mutual funds (underlying USAA Funds) consisting of a long-term target asset class allocation of approximately 40% equity and 60% fixed income. This target asset class allocation may vary at times by being either overweighted or underweighted to stocks, bonds, and other asset classes when market conditions warrant. Both the target asset class allocation and the underlying USAA Funds' allocation percentages will change over time.

Principal Risks

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund's manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The risks of the Fund directly correspond to the risks of the underlying USAA Funds in which the Fund invests. By investing in the underlying USAA Funds, the Fund has partial exposure to the risk of many different areas of the market. The degree to which the risks described below apply to the Fund varies according to the Fund's asset allocation. For instance, the more the Fund is allocated to stock funds, the greater the expected risk associated with equity securities. The Fund also is subject to asset allocation risk (i.e., risk that allocations will not produce intended results) and to management risk (i.e., the risk that the selection of underlying USAA Funds will not produce intended results).

The equity securities in the Fund's portfolio are subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Equity securities tend to be more volatile than bonds. In addition, to the degree the Fund invests in foreign securities, there is a possibility that the value of the Fund's investments in foreign securities will decrease because of unique risks, such as currency exchange rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes.

As a mutual fund that has the potential to invest in bonds, the Fund is subject to the risk that the market value of the bonds will decline because of rising interest rates, adverse changes in the supply and demand of debt securities, or other factors. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

The Fund may change the allocation of its portfolio holdings on a frequent basis, which may result in high portfolio turnover. In purchasing and selling securities in order to reallocate the portfolio, the Fund will pay more in brokerage commissions than it would without a reallocation policy. As a result, it also has less flexibility in the timing of purchases and sales of securities than it would otherwise. The Fund may have a higher proportion of capital gains and a lower return than a fund that does not have a reallocation policy.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund's volatility and performance from year to year for each full calendar year since the Fund's inception.

RISK/RETURN BAR CHART  Annual Return for Periods Ended December 31

[1]	*Fund began operations on July 31, 2008.

THREE-MONTH YTD TOTAL RETURN
2.97% (3/31/11)
BEST QUARTER**	WORST QUARTER**
15.40% 2nd Qtr. 2009	-5.15% 1st Qtr. 2009
** Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

The following table shows how the Fund's average annual total returns for the periods indicated compared to those of relevant securities market indices. The after-tax returns are shown in two ways: (1) assume that you owned shares of the Fund during the entire period and paid taxes on the Fund's distributions of taxable net investment income or realized capital gains, if any, and (2) assume that you paid taxes on the Fund's distributions of such income and gains and sold all shares at the end of each period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of Fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

Average Annual Total Returns (Target Retirement 2020) Series, Target Retirement 2020 Fund	Past 1 Year	Since Inception	Inception Date
	13.28%	9.08%	Jul 31, 2008
Return After Taxes on Distributions	12.27%	8.04%
Return After Taxes on Distributions and Sales	8.73%	7.21%
S & P 500 Index	15.06%	2.00%

Series,Target Retirement 2030 Fund
USAA TARGET RETIREMENT 2030 FUND
Investment Objective
The USAA Target Retirement 2030 Fund's (the Fund) investment objective is to provide capital appreciation and current income consistent with its current investment allocation.
Fees and Expenses

The following tables describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Target Retirement 2030 Fund) Series,Target Retirement 2030 Fund (USD $)	Share Classes
Sales Charge (Load) Imposed on Purchases	none
Purchase Fee	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Account Maintenance Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Target Retirement 2030 Fund) Series,Target Retirement 2030 Fund		Share Classes
Management Fees		none
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.07%
Acquired Fund Fees and Expenses		0.65%
Total Annual Operating Expenses		0.72%
Reimbursement from Adviser		(0.02%)
Total Annual Operating Expenses After Reimbursement	[1]	0.70%
[1]	(a) The Adviser has agreed, through May 1, 2012, to waive fees and to reimburse operating expenses of the Fund so that the total annual operating expenses of the Fund, excluding extraordinary expenses and acquired fund fees and expenses, do not exceed an annual rate of 0.05% of the Fund's average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund’s Board of Trustees and may be changed or terminated by the Adviser at any time after May 1, 2012.(b) The Fund’s total annual operating expenses do not correlate to the ratio of expenses to average net assets, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a  $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense reimbursement arrangement has terminated.

Expense Example (Target Retirement 2030 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Series,Target Retirement 2030 Fund	74	230	401	894

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

For the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests in a selection of USAA mutual funds (underlying USAA Funds) consisting of a long-term target asset class allocation of approximately 60% equity and 40% fixed income. This target asset class allocation may vary at times by being either overweighted or underweighted to stocks, bonds, and other asset classes when market conditions warrant. Both the target asset class allocation and the underlying USAA Funds' allocation percentages will change over time.

Principal Risks

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund's manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The risks of the Fund directly correspond to the risks of the underlying USAA Funds in which the Fund invests. By investing in the underlying USAA Funds, the Fund has partial exposure to the risk of many different areas of the market. The degree to which the risks described below apply to the Fund varies according to the Fund's asset allocation. For instance, the more the Fund is allocated to stock funds, the greater the expected risk associated with equity securities. The Fund also is subject to asset allocation risk (i.e., risk that allocations will not produce intended results) and to management risk (i.e., the risk that the selection of underlying USAA Funds will not produce intended results).

The equity securities in the Fund's portfolio are subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Equity securities tend to be more volatile than bonds. In addition, to the degree the Fund invests in foreign securities, there is a possibility that the value of the Fund's investments in foreign securities will decrease because of unique risks, such as currency exchange rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes.

As a mutual fund that has the potential to invest in bonds, there is a possibility that the market value of the Fund's investments will fluctuate because of changes in interest rates. In general, if interest rates increase, the price of the bond will fall and the yield of the Fund may increase, which would likely increase its total return. If interest rates decrease, the price of the bond will rise and the yield of the Fund may decrease, which may decrease its total return.

The Fund may change the allocation of its portfolio holdings on a frequent basis, which may result in high portfolio turnover. In purchasing and selling securities in order to reallocate the portfolio, the Fund will pay more in brokerage commissions than it would without a reallocation policy. As a result, it also has less flexibility in the timing of purchases and sales of securities than it would otherwise. The Fund may have a higher proportion of capital gains and a lower return than a fund that does not have a reallocation policy.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The following bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund's volatility and performance from year to year for each full calendar year since the Fund's inception.

RISK/RETURN BAR CHART  Annual Return for Periods Ended December 31

[1]	*Fund began operations on July 31, 2008.

THREE-MONTH YTD TOTAL RETURN
3.61% (3/31/11)
BEST QUARTER**	WORST QUARTER**
16.37% 2nd Qtr. 2009	-5.86% 1st Qtr. 2009
** Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

The following table shows how the Fund's average annual total returns for the periods indicated compared to those of relevant securities market indices. The after-tax returns are shown in two ways: (1) assume that you owned shares of the Fund during the entire period and paid taxes on the Fund's distributions of taxable net investment income or realized capital gains, if any, and (2) assume that you paid taxes on the Fund's distributions of such income and gains and sold all shares at the end of each period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of Fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

Average Annual Total Returns (Target Retirement 2030) Series,Target Retirement 2030 Fund	Past 1 Year	Since Inception	Inception Date
	15.34%	8.34%	Jul 31, 2008
Return After Taxes on Distributions	14.52%	7.52%
Return After Taxes on Distributions and Sales	10.12%	6.71%
S & P 500 Index	15.06%	2.00%

Series, Target Retirement 2040 Fund
USAA TARGET RETIREMENT 2040 FUND
Investment Objective
The USAA Target Retirement 2040 Fund's (the Fund) investment objective is to provide capital appreciation and current income consistent with its current investment allocation.
Fees and Expenses

The following tables describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Target Retirement 2040 Fund) Series, Target Retirement 2040 Fund (USD $)	Share Classes
Sales Charge (Load) Imposed on Purchases	none
Purchase Fee	none
Redemption Fee	none
Account Maintenance Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Target Retirement 2040 Fund) Series, Target Retirement 2040 Fund		Share Classes
Management Fees		none
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.07%
Acquired Fund Fees and Expenses		0.72%
Total Annual Operating Expenses		0.79%
Reimbursement from Adviser		(0.02%)
Total Annual Operating Expenses After Reimbursement	[1]	0.77%
[1]	(a) The Adviser has agreed, through May 1, 2012, to waive fees and to reimburse operating expenses of the Fund so that the total annual operating expenses of the Fund, excluding extraordinary expenses and acquired fund fees and expenses, do not exceed an annual rate of 0.05% of the Fund's average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund’s Board of Trustees and may be changed or terminated by the Adviser at any time after May 1, 2012. (b) The Fund’s total annual operating expenses do not correlate to the ratio of expenses to average net assets, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

Example Example Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a  $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense reimbursement arrangement has terminated.

Expense Example (Target Retirement 2040 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Series, Target Retirement 2040 Fund	81	252	439	978

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

For the most recent fiscal year, the Fund's portfolio turnover rate was 0.21% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests in a selection of USAA mutual funds (underlying USAA Funds) consisting of a long-term target asset class allocation of approximately 80% equity and 20% fixed income. This target asset class allocation may vary at times by being either overweighted or underweighted to stocks, bonds, and other asset classes when market conditions warrant. Both the target asset class allocation and the underlying USAA Funds' allocation percentages will change over time.

Principal Risks

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund's manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The risks of the Fund directly correspond to the risks of the underlying USAA Funds in which the Fund invests. By investing in the underlying USAA Funds, the Fund has partial exposure to the risk of many different areas of the market. The degree to which the risks described below apply to the Fund varies according to the Fund's asset allocation. For instance, the more the Fund is allocated to stock funds, the greater the expected risk associated with equity securities. The Fund also is subject to asset allocation risk (i.e., risk that allocations will not produce intended results) and to management risk (i.e., the risk that the selection of underlying USAA Funds will not produce intended results).

The equity securities in the Fund's portfolio are subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Equity securities tend to be more volatile than bonds. In addition, to the degree the Fund invests in foreign securities, there is a possibility that the value of the Fund's investments in foreign securities will decrease because of unique risks, such as currency exchange rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes.

As a mutual fund that has the potential to invest in bonds, there is a possibility that the market value of the Fund's investments will fluctuate because of changes in interest rates. In general, if interest rates increase, the price of the bond will fall and the yield of the Fund may increase, which would likely increase its total return. If interest rates decrease, the price of the bond will rise and the yield of the Fund may decrease, which may decrease its total return.

The Fund may change the allocation of its portfolio holdings on a frequent basis, which may result in high portfolio turnover. In purchasing and selling securities in order to reallocate the portfolio, the Fund will pay more in brokerage commissions than it would without a reallocation policy. As a result, it also has less flexibility in the timing of purchases and sales of securities than it would otherwise. The Fund may have a higher proportion of capital gains and a lower return than a fund that does not have a reallocation policy.

Performance

The following bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund's volatility and performance from year to year for each full calendar year since the Fund's inception.

RISK/RETURN BAR CHART  Annual Return for Periods Ended December 31

[1]	*Fund began operations on July 31, 2008.

The following table shows how the Fund's average annual total returns for the periods indicated compared to those of relevant securities market indices. The after-tax returns are shown in two ways: (1) assume that you owned shares of the Fund during the entire period and paid taxes on the Fund's distributions of taxable net investment income or realized capital gains, if any, and (2) assume that you paid taxes on the Fund's distributions of such income and gains and sold all shares at the end of each period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of Fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

Average Annual Total Returns (Target Retirement 2040) Series, Target Retirement 2040 Fund	Past 1 Year	Since Inception	Inception Date
	16.60%	6.31%	Jul 31, 2008
Return After Taxes on Distributions	16.11%	5.76%
Return After Taxes on Distributions and Sales	10.97%	5.14%
S & P 500 Index	15.06%	2.00%

Series, Target Retirement 2050 Fund
USAA TARGET RETIREMENT 2050 FUND
Investment Objective
The USAA Target Retirement 2050 Fund's (the Fund) investment objective is to provide capital appreciation and current income consistent with its current investment allocation.
Fees and Expenses

The following tables describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Target Retirement 2050 Fund) Series, Target Retirement 2050 Fund (USD $)	Share Classes
Sales Charge (Load) Imposed on Purchases	none
Purchase Fee	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Account Maintenance Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Target Retirement 2050 Fund) Series, Target Retirement 2050 Fund		Share Classes
Management Fees		none
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.13%
Acquired Fund Fees and Expenses		0.76%
Total Annual Operating Expenses		0.89%
Reimbursement from Adviser		(0.08%)
Total Annual Operating Expenses After Reimbursement	[1]	0.81%
[1]	(a) The Adviser has agreed, through May 1, 2012, to waive fees and to reimburse operating expenses of the Fund so that the total annual operating expenses of the Fund, excluding extraordinary expenses and acquired fund fees and expenses, do not exceed an annual rate of 0.05% of the Fund's average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund’s Board of Trustees and may be changed or terminated by the Adviser at any time after May 1, 2012.(b) The Fund’s total annual operating expenses do not correlate to the ratio of expenses to average net assets, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a  $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense reimbursement arrangement has terminated.

Expense Example (Target Retirement 2050 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Series, Target Retirement 2050 Fund	91	284	493	1,096

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

For the most recent fiscal year, the Fund's portfolio turnover rate was 22% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests in a selection of USAA mutual funds (underlying USAA Funds) consisting of a long-term target asset class allocation of approximately 100% equity. This target asset class allocation may vary at times by being either overweighted or underweighted to stocks, bonds, and other asset classes when market conditions warrant. Both the target asset class allocation and the underlying USAA Funds' allocation percentages will change over time.

Principal Risks

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund's manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The risks of the Fund directly correspond to the risks of the underlying USAA Funds in which the Fund invests. By investing in the underlying USAA Funds, the Fund has partial exposure to the risk of many different areas of the market. The degree to which the risks described below apply to the Fund varies according to the Fund's asset allocation. For instance, the more the Fund is allocated to stock funds, the greater the expected risk associated with equity securities. The Fund also is subject to asset allocation risk (i.e., risk that allocations will not produce intended results) and to management risk (i.e., the risk that the selection of underlying USAA Funds will not produce intended results).

The equity securities in the Fund's portfolio are subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Equity securities tend to be more volatile than bonds. In addition, to the degree the Fund invests in foreign securities, there is a possibility that the value of the Fund's investments in foreign securities will decrease because of unique risks, such as currency exchange rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes.

The Fund may change the allocation of its portfolio holdings on a frequent basis, which may result in high portfolio turnover. In purchasing and selling securities in order to reallocate the portfolio, the Fund will pay more in brokerage commissions than it would without a reallocation policy. As a result, it also has less flexibility in the timing of purchases and sales of securities than it would otherwise. The Fund may have a higher proportion of capital gains and a lower return than a fund that does not have a reallocation policy.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund's volatility and performance from year to year for each full calendar year since the Fund's inception.

RISK/RETURN BAR CHART  Annual Return for Period Ended December 31

[1]	*Fund Began operations on July 31, 2008.

The following table shows how the Fund's average annual total returns for the periods indicated compared to those of relevant securities market indices. The after-tax returns are shown in two ways: (1) assume that you owned shares of the Fund during the entire period and paid taxes on the Fund's distributions of taxable net investment income or realized capital gains, if any, and (2) assume that you paid taxes on the Fund's distributions of such income and gains and sold all shares at the end of each period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of Fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

Average Annual Total Returns (Target Retirement 2050) Series, Target Retirement 2050 Fund	Past 1 Year	Since Inception	Inception Date
	16.70%	4.20%	Jul 31, 2008
Return After Taxes on Distributions	16.53%	3.93%
Return After Taxes on Distributions and Sales	11.06%	3.51%
S & P 500 Index	15.06%	2.00%

Series, Global Opportunities Fund
USAA GLOBAL OPPORTUNITIES FUND
Investment Objective

The USAA Global Opportunities Fund (the Fund) is an asset allocation fund with an investment objective to seek an average return that is greater than the 1-year U.S. Treasury Bond, before fees and expenses, over a full market cycle while seeking to limit the Fund's exposure to large negative returns.

Fees and Expenses

The following tables describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Global Opportunities Fund) Series, Global Opportunities Fund (USD $)	Share Classes
Sales Charge (Load) Imposed on Purchases	none
Purchase Fee	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Account Maintenance Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Global Opportunities Fund) usaa_S000022882Member		Share Classes
Management Fees		0.60%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.20%
Acquired Fund Fees and Expenses		0.18%
Total Annual Operating Expenses After Reimbursement	[1]	0.98%
[1]	(a) The Fund's total annual operating expenses do not correlate to the ratio of expenses to average net assets shown in the Fund's financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a  $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

Expense Example (Global Opportunities Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Series, Global Opportunities Fund	100	312	542	1,201

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

For the most recent fiscal year, the Fund's portfolio turnover rate was 156% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund employs several strategies across multiple asset classes in seeking to achieve its objective. The Fund's principal strategy is to combine a portfolio of domestic and foreign equity and debt securities with the use of alternative investment strategies to provide growth with greater downside risk controls. The Fund may invest in multiple asset classes including U.S. stocks, non-U.S. stocks in developed and emerging markets, global real estate securities, and fixed-income securities. The Fund will move its allocation between these asset classes to take advantage of opportunities and to manage risk.

This Fund is intended to be primarily invested in stocks and exchange-traded funds (ETFs) that invest primarily in stocks. However, there are times when bond markets will provide opportunities for what the Adviser believes to be stock like returns with equal or less market risk.

These bond market opportunities (including opportunities in the high-yield bond markets) will be considered along with stocks in seeking to enhance the performance of the Fund.

In an attempt to reduce the Fund's volatility over time, the Fund may implement an option-based risk-management strategy. This strategy involves purchasing and selling options on component indices or corresponding ETFs. This option strategy may not fully protect the Fund against declines in the value of its portfolio, and the Fund could experience a loss. The combination of the diversified stock portfolio with the index call and put options is designed to provide the Fund with fairly consistent returns over a wide range of equity market environments.

In addition, in an attempt to enhance the Fund's return and diversification, the Fund may employ a global tactical asset allocation overlay strategy (GTAA) by investing in hedge or other funds that invest in short-term money market instruments, long and short positions in global equity and fixed-income exchange-traded futures, currency forwards, and other derivative instruments such as swaps.

Principal Risks

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund's manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The equity securities in the Fund's portfolio are subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Equity securities tend to be more volatile than bonds. In addition, to the degree the Fund invests in foreign securities, there is a possibility that the value of the Fund's investments in foreign securities will decrease because of unique risks, such as currency exchange rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes.

The Fund may invest in futures and options and other types of derivatives. Risks associated with derivatives include the risk that the derivative is not well-correlated with the security, index, or currency to which it relates; the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the Fund to the effects of leverage, which could increase the Fund's exposure to the market and magnify potential losses. There is no guarantee that derivatives activities will be employed or that they will work, and their use could reduce potential returns or even cause losses to the Fund.

As a mutual fund that has the potential to invest in bonds, there is a possibility that the market value of the Fund's investments will fluctuate because of changes in interest rates. In general, if interest rates increase, the price of the bond will fall and the yield of the Fund may increase, which would likely increase its total return. If interest rates decrease, the price of the bond will rise and the yield of the Fund may decrease, which may decrease its total return.

The fixed-income securities held in the Fund's portfolio are subject to credit risk, which is the possibility that a borrower cannot make timely interest and principal payments on its securities. The Fund accepts some credit risk as a recognized means to enhance an investor's return. All securities varying from the highest quality to very speculative have some degree of credit risk. Securities rated below investment grade, also known as junk bonds, generally entail greater economic, credit, and liquidity risk than investment-grade securities. Their prices may be more volatile, especially during economic downturns and financial setbacks or liquidity events.

ETFs, as investment companies, incur their own management and other fees and expenses, such as trustees' fees, operating expenses, registration fees, and marketing expenses, a proportionate share of which would be borne by the Fund. As a result, an investment by the Fund in an ETF could cause the Fund's operating expenses to be higher and, in turn, performance to be lower than if it were to invest directly in the securities underlying the ETF. In addition, the Fund will be indirectly exposed to all of the risk of securities held by the ETFs.

When the Fund invests in the GTAA strategy through a hedge or other fund, it also may use derivatives for leveraging, which is a way to attempt to enhance returns. The Fund will only use these instruments or GTAA Strategy if portfolio management believes that its return potential more than compensates for the extra risk associated with its use.

Leveraging risk is the risk associated with securities or practices that multiply small price movements into large changes in value. The more the Fund invests in leveraged instruments or strategies that use leveraged instruments such as GTAA, the more this leverage will magnify any losses on those investments.

The Fund could experience a loss in the options portion of the portfolio. When it sells index call options, the Fund receives cash but limits its opportunity to profit from an increase in the market value of its stock portfolio. When the Fund purchases index put options, it risks the loss of the cash paid for the options. At times, the Fund may not own put options, resulting in increased exposure to a market decline. When the Fund simultaneously sells index put options to fund the purchases, resulting in an index put spread, the Fund has increased exposure to further market decline when it falls below the strike of the short index put option.

The success of the GTAA strategy depends, in part, on the investment adviser's ability to analyze the correlation between various global markets and asset classes. If the adviser's correlation analysis proves to be incorrect, losses in the strategy may be significant and may exceed the targeted risk level of market exposure for the GTAA strategy.

In addition, the risks associated with the GTAA strategy include the risks of investing in debt securities, futures and foreign currencies, foreign investments, derivatives, indexed securities, when-issued securities, illiquid securities, and small capitalization companies. The investment will be considered illiquid.

Liquidity risk is the risk that the Fund's investments generally cannot expect to be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to such securities by the Fund. Illiquid securities may be substantially less readily marketable and subject to greater price fluctuations. In addition, investment in the GTAA strategy has additional restrictions on redemptions that may limit the ability of the Fund to dispose of the particular investment.

In purchasing and selling securities in order to rebalance its portfolio, the Fund will pay more in brokerage commissions than it would without a rebalancing policy. As a result of the need to rebalance, the Fund also has less flexibility in the timing of purchases and sales of securities than it would otherwise. While we will attempt to minimize any adverse impact to the Fund or its shareholders, the Fund may have a higher proportion of capital gains and a lower return than a fund that does not have a rebalancing policy.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund's volatility and performance from year to year for each full calendar year since the Fund's inception.

RISK/RETURN BAR CHART  Annual Return for Periods Ended December 31

[1]	*Fund Began operations on July 31, 2008.

THREE-MONTH YTD TOTAL RETURN
2.87% (3/31/11)
BEST QUARTER**	WORST QUARTER**
13.59% 2nd Qtr. 2009	-9.30% 1st Qtr. 2009
** Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

The following table shows how the Fund's average annual total returns for the periods indicated compared to those of relevant securities market indices. The after-tax returns are shown in two ways: (1) assume that you owned shares of the Fund during the entire period and paid taxes on the Fund's distributions of taxable net investment income or realized capital gains, if any, and (2) assume that you paid taxes on the Fund's distributions of such income and gains and sold all shares at the end of each period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of Fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

Average Annual Total Returns (Global Opportunities Fund) Series, Global Opportunities Fund	Past 1 Year		Since Inception	Inception Date
	2.37%		2.26%	Jul 31, 2008
Return After Taxes on Distributions	2.24%		1.96%
Return After Taxes on Distributions and Sales	1.71%		1.90%
S & P 500 Index	15.06%		2.00%
MSCI All Country World Index	12.67%	[1]	0.34%
Barclays Capital U.S. Aggregate Bond Index	6.54%		6.92%
[1]	* The MSCI All-Country World Index replaced the S&P 500 Index as the Fund's broadbased index as it more closely reflects the Fund's investments.

Series, Ultra Short-Term Bond Fund
USAA ULTRA SHORT-TERM BOND FUND
Investment Objective
The USAA Ultra Short-Term Bond Fund's (the Fund) investment objective is to provide high current income consistent with preservation of principal.
Fees and Expenses

The following tables describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Ultra Short-Term Bond Fund) Series, Ultra Short-Term Bond Fund (USD $)	Share Classes
Sales Charge (Load) Imposed on Purchases	none
Purchase Fee	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Account Maintenance Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Ultra Short-Term Bond Fund) Series, Ultra Short-Term Bond Fund		Share Classes
Management Fees	[1]	0.24%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.89%
Total Annual Operating Expenses		1.13%
Reimbursement from Adviser		(0.53%)
Total Annual Operating Expenses After Reimbursement	[2]	0.60%
[1]	(a) A performance fee adjustment may increase or decrease the management fee by up to +/- 0.06% of the average net assets of the Fund during a rolling 36-month period. The performance period for the Fund commenced on October 18, 2010, and will consist of the current month plus the preceding twelve months through that date until a period of 36 months is included in the performance period. Thereafter, the performance period will consist of the current month plus the previous 35 months.
[2]	(b) The Adviser has agreed, through May 1, 2012, to make payments or waive management, administration, and other fees to limit the expenses of the Fund so that the total annual operating expenses of the Fund (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.60% of the Fund’s average daily net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund’s Board of Trustees and may be changed or terminated by the Adviser at any time after May 1, 2012.

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a  $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense reimbursement arrangement has terminated.

Expense Example (Ultra Short-Term Bond Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Series, Ultra Short-Term Bond Fund	115	359	622	1,375

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

For the most recent fiscal period, the Fund's portfolio turnover rate was 1% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund's principal investment strategy is to normally invest at least 80% of the Fund's assets in investment-grade debt securities that have a dollar-weighted average portfolio maturity of 18 months (one and a half years) or less. These securities will consist primarily in U.S. dollar-denominated debt securities that may include, but are not limited to, obligations of U.S., state, and local governments, their agencies and instrumentalities; mortgage- and asset-backed securities; corporate debt securities; repurchase agreements; and other securities believed to have debt-like characteristics, including synthetic securities. This 80% policy may be changed upon at least 60 days' notice to shareholders.

Principal Risks

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund's manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

As a mutual fund that has the potential to invest in bonds, there is a possibility that the market value of the Fund's investments will fluctuate because of changes in interest rates. In general, if interest rates increase, the price of the bond will fall and the yield of the Fund may increase, which would likely increase its total return. If interest rates decrease, the price of the bond will rise and the yield of the Fund may decrease, which may decrease its total return.

The fixed-income securities held in the Fund's portfolio are subject to credit risk, which is the possibility that a borrower cannot make timely interest and principal payments on its securities. The Fund accepts some credit risk as a recognized means to enhance an investor's return. All securities varying from the highest quality to very speculative have some degree of credit risk. Securities rated below investment grade, also known as junk bonds, generally entail greater economic, credit, and liquidity risk than investment-grade securities. Their prices may be more volatile, especially during economic downturns and financial setbacks or liquidity events.

The Fund is subject to legislative risk, which is the risk that new government policies may affect mortgages in the future in ways we cannot anticipate and that such policies will have an adverse impact on the value of mortgage-backed securities and the Fund's net asset value.

Liquidity risk is the risk that the Fund's investments generally cannot expect to be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to such securities by the Fund. Illiquid securities may be substantially less readily marketable and subject to greater price fluctuations.

When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Reinvestment at lower rates tends to reduce the interest payments received by the Fund and, therefore, the size of the dividend payments available to shareholders. This is known as prepayment risk. If reinvestment occurs at a higher level of interest rates, the opposite effect is true.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Performance history for the Fund will be available in the prospectus after the Fund has been in operation for one full calendar year. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

Fund Shares, Real Return Fund
USAA REAL RETURN FUND
Investment Objective
The USAA Real Return Fund's (the Fund) investment objective seeks a total return that exceeds the rate of inflation over an economic cycle.
Fees and Expenses

The following tables describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Real Return Fund)	Series, Real Return Fund Fund Shares, Real Return Fund 5/1/2011 - 5/1/2011 USD ( $)	Series, Real Return Fund Institutional Shares, Real Return Fund 5/1/2011 - 5/1/2011 USD ( $)
Shareholder Fees:
Sales Charge (Load) Imposed on Purchases	none	none
Purchase Fee	none	none
Sales Charge (Load) Imposed on Reinvested Dividends	none	none
Redemption Fee	none	none
Account Maintenance Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Real Return Fund)	Series, Real Return Fund Fund Shares, Real Return Fund 5/1/2011 - 5/1/2011 USD ( $)		Series, Real Return Fund Institutional Shares, Real Return Fund 5/1/2011 - 5/1/2011 USD ( $)
Operating Expenses:
Management Fees	0.50%		0.50%
Distribution and/or Service (12b-1) Fees	none		none
Other Expenses	1.11%		0.34%
Acquired Fund Fees and Expenses	0.02%		0.02%
Total Annual Operating Expenses	1.63%		0.86%
Reimbursement from Adviser	(0.76%)		(0.19%)
Total Annual Operating Expenses After Reimbursement	0.87%	[1]	0.67%	[1]
[1]	(a) The Adviser has agreed, through May 1, 2012, to make payments or waive management, administration, and other fees to limit the expenses of the Fund so that the total annual operating expenses of the Fund (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.85% of the Fund’s average daily net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund’s Board of Trustees and may be changed or terminated by the Adviser at any time after May 1, 2012. (b) The Fund's total annual operating expenses do not correlate to the ratio of expenses to average net assets shown in the Fund's financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a  $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense reimbursement arrangement has terminated.

Expense Example (Real Return Fund) Series, Real Return Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Fund Shares, Real Return Fund	166	514	887	1,933
Institutional Shares, Real Return Fund	88	274	477	1,061

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

For the most recent fiscal period, the Fund's portfolio turnover rate was 2% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund's principal investment strategy is to invest its assets principally in a portfolio of investments that the adviser believes will have a total return that exceeds the rate of inflation over an economic cycle. In pursuing its investment objective, the Fund will allocate its assets under normal market conditions among the following asset categories: (1) inflation-linked securities, including U.S. Treasury inflation-protected securities (TIPS), non-U.S. dollar inflation-linked securities, and inflation-linked corporate and municipal securities; (2) fixed-income securities, including bank loans, floating-rate notes, short-duration bonds, investment-grade securities, high-yield bonds (also known as "junk" bonds), and non-U.S. dollar instruments, including foreign currencies; (3) equity securities, including real estate investment trusts (REITs) and exchange-traded funds (ETFs), including those that the adviser believes have a high correlation to measures of inflation; and (4) commodity-linked instruments, such as commodity ETFs, commodity-linked notes, and other investment companies that concentrate their investments in commodity-linked instruments and to a limited extent, certain types of derivative instruments. In allocating the Fund's assets, the adviser may invest all or a substantial portion of the Fund's assets in one or a limited number of these asset categories, In addition, the allocation of the Fund's assets among these categories may vary substantially from time to time.

Principal Risks

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund's manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The equity securities in the Fund's portfolio are subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Equity securities tend to be more volatile than bonds. In addition, to the degree the Fund invests in foreign securities, there is a possibility that the value of the Fund's investments in foreign securities will decrease because of unique risks, such as currency exchange rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes.

The Fund is nondiversified, which means that it may invest a greater percentage of its assets in a single issuer. Because a relatively high percentage of the Fund's total assets may be invested in the securities of a single issuer or a limited number of issuers, the securities of the Fund may be more sensitive to changes in the market value of a single issuer, a limited number of issuers, or large companies generally. Such a focused investment strategy may increase the volatility of the Fund's investment results, because this Fund may be more susceptible to risks associated with a single issuer or economic, political, or regulatory event than a diversified fund.

As a mutual fund that has the potential to invest in bonds, there is a possibility that the market value of the Fund's investments will fluctuate because of changes in interest rates. In general, if interest rates increase, the price of the bond will fall and the yield of the Fund may increase, which would likely increase its total return. If interest rates decrease, the price of the bond will rise and the yield of the Fund may decrease, which may decrease its total return.

Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.

Changes in real estate values or economic downturns can have a significant negative effect on issuers in the real estate industry.

ETFs, as investment companies, incur their own management and other fees and expenses, such as trustees' fees, operating expenses, registration fees, and marketing expenses, a proportionate share of which would be borne by the Fund. As a result, an investment by the Fund in an ETF could cause the Fund's operating expenses to be higher and, in turn, performance to be lower than if it were to invest directly in the securities underlying the ETF. In addition, the Fund will be indirectly exposed to all of the risk of securities held by the ETFs.

The Fund is subject to legislative risk, which is the risk that new government policies may affect mortgages in the future in ways we cannot anticipate and that such policies will have an adverse impact on the value of mortgage-backed securities and the Fund's net asset value.

Liquidity risk is the risk that the Fund's investments generally cannot expect to be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to such securities by the Fund. Illiquid securities may be substantially less readily marketable and subject to greater price fluctuations.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Performance history for the Fund will be available in the prospectus after the Fund has been in operation for one full calendar year. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

Institutional Shares, Real Return Fund
USAA REAL RETURN INSTITUTIONAL SHARES
Investment Objective
The USAA Real Return Fund Institutional Shares' (the Fund) investment objective seeks a total return that exceeds the rate of inflation over an economic cycle.
Fees and Expenses

The following tables describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees (Real Return Fund Institutional Shares)	Series, Real Return Fund Institutional Shares, Real Return Fund 5/1/2011 - 5/1/2011 USD ( $)
Shareholder Fees:
Sales Charge (Load) Imposed on Purchases	none
Purchase Fee	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Account Maintenance Fee	none

Annual Fund Operating Expenses (Real Return Fund Institutional Shares)	Series, Real Return Fund Institutional Shares, Real Return Fund 5/1/2011 - 5/1/2011 USD ( $)
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.34%
Acquired Fund Fees and Expenses	0.02%
Total Annual Operating Expenses	0.86%
Reimbursement from Adviser	(0.19%)
Total Annual Operating Expenses After Reimbursement	0.67%	[1]
[1]	(a) The Adviser has agreed, through May 1, 2012, to make payments or waive management, administration, and other fees to limit the expenses of the Fund so that the total annual operating expenses of the Fund (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.85% of the Fund’s average daily net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund’s Board of Trustees and may be changed or terminated by the Adviser at any time after May 1, 2012. (b) The Fund's total annual operating expenses do not correlate to the ratio of expenses to average net assets shown in the Fund's financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

Example
Expense Example (Real Return Fund Institutional Shares) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Shares, Real Return Fund Series, Real Return Fund	88	274	477	1,061

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

For the most recent fiscal period, the Fund's portfolio turnover rate was 2% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund's principal investment strategy is to invest its assets principally in a portfolio of investments that the adviser believes will have a total return that exceeds the rate of inflation over an economic cycle. In pursuing its investment objective, the Fund will allocate its assets under normal market conditions among the following asset categories: (1) inflation-linked securities, including U.S. Treasury inflation-protected securities (TIPS), non-U.S. dollar inflation-linked securities, and inflation-linked corporate and municipal securities; (2) fixed-income securities, including bank loans, floating-rate notes, short-duration bonds, investment-grade securities, high-yield bonds (also known as "junk" bonds), and non-U.S. dollar instruments, including foreign currencies; (3) equity securities, including real estate investment trusts (REITs) and exchange-traded funds (ETFs), including those that the adviser believes have a high correlation to measures of inflation; and (4) commodity-linked instruments, such as commodity ETFs, commodity-linked notes, and other investment companies that concentrate their investments in commodity-linked instruments and to a limited extent, certain types of derivative instruments. In allocating the Fund's assets, the adviser may invest all or a substantial portion of the Fund's assets in one or a limited number of these asset categories, In addition, the allocation of the Fund's assets among these categories may vary substantially from time to time.

Principal Risks

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund's manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The equity securities in the Fund's portfolio are subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Equity securities tend to be more volatile than bonds. In addition, to the degree the Fund invests in foreign securities, there is a possibility that the value of the Fund's investments in foreign securities will decrease because of unique risks, such as currency exchange rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes.

The Fund is nondiversified, which means that it may invest a greater percentage of its assets in a single issuer. Because a relatively high percentage of the Fund's total assets may be invested in the securities of a single issuer or a limited number of issuers, the securities of the Fund may be more sensitive to changes in the market value of a single issuer, a limited number of issuers, or large companies generally. Such a focused investment strategy may increase the volatility of the Fund's investment results, because this Fund may be more susceptible to risks associated with a single issuer or economic, political, or regulatory event than a diversified fund.

As a mutual fund that has the potential to invest in bonds, there is a possibility that the market value of the Fund's investments will fluctuate because of changes in interest rates. In general, if interest rates increase, the price of the bond will fall and the yield of the Fund may increase, which would likely increase its total return. If interest rates decrease, the price of the bond will rise and the yield of the Fund may decrease, which may decrease its total return.

The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.

The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

A floating rate loan may not be fully collateralized which may cause the floating rate loan to decline significantly in value. Floating rate loans generally are subject to restrictions on resale. Floating rate loans sometimes trade infrequently in the secondary market. As a result, valuing a floating rate loan can be more difficult and buying and selling a floating rate loan at an acceptable price can be more difficult or delayed. Difficulty in selling a floating rate loan can result in a loss.

Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures and their value may be affected by the performance of the overall commodities markets as well as weather, tax, and other regulatory developments. As a result, returns of commodity-linked investments may deviate significantly from the return of the underlying commodity, instruments, or measures.

ETFs, as investment companies, incur their own management and other fees and expenses, such as trustees' fees, operating expenses, registration fees, and marketing expenses, a proportionate share of which would be borne by the Fund. As a result, an investment by the Fund in an ETF could cause the Fund's operating expenses to be higher and, in turn, performance to be lower than if it were to invest directly in the securities underlying the ETF. In addition, the Fund will be indirectly exposed to all of the risk of securities held by the ETFs.

The Fund is subject to legislative risk, which is the risk that new government policies may affect mortgages in the future in ways we cannot anticipate and that such policies will have an adverse impact on the value of mortgage-backed securities and the Fund's net asset value.

Liquidity risk is the risk that the Fund's investments generally cannot expect to be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to such securities by the Fund. Illiquid securities may be substantially less readily marketable and subject to greater price fluctuations.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Performance history for the Fund will be available in the prospectus after the Fund has been in operation for one full calendar year. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

Series, Real Return Fund | Institutional Shares, Real Return Fund
USAA REAL RETURN INSTITUTIONAL SHARES
Investment Objective
The USAA Real Return Fund Institutional Shares' (the Fund) investment objective seeks a total return that exceeds the rate of inflation over an economic cycle.
Fees and Expenses

The following tables describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees (Real Return Fund Institutional Shares)	Series, Real Return Fund Institutional Shares, Real Return Fund 5/1/2011 - 5/1/2011 USD ( $)
Shareholder Fees:
Sales Charge (Load) Imposed on Purchases	none
Purchase Fee	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Account Maintenance Fee	none

Annual Fund Operating Expenses (Real Return Fund Institutional Shares)	Series, Real Return Fund Institutional Shares, Real Return Fund 5/1/2011 - 5/1/2011 USD ( $)
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.34%
Acquired Fund Fees and Expenses	0.02%
Total Annual Operating Expenses	0.86%
Reimbursement from Adviser	(0.19%)
Total Annual Operating Expenses After Reimbursement	0.67%	[1]
[1]	(a) The Adviser has agreed, through May 1, 2012, to make payments or waive management, administration, and other fees to limit the expenses of the Fund so that the total annual operating expenses of the Fund (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.85% of the Fund’s average daily net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund’s Board of Trustees and may be changed or terminated by the Adviser at any time after May 1, 2012. (b) The Fund's total annual operating expenses do not correlate to the ratio of expenses to average net assets shown in the Fund's financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

Example
Expense Example (Real Return Fund Institutional Shares) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Shares, Real Return Fund Series, Real Return Fund	88	274	477	1,061

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

For the most recent fiscal period, the Fund's portfolio turnover rate was 2% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund's principal investment strategy is to invest its assets principally in a portfolio of investments that the adviser believes will have a total return that exceeds the rate of inflation over an economic cycle. In pursuing its investment objective, the Fund will allocate its assets under normal market conditions among the following asset categories: (1) inflation-linked securities, including U.S. Treasury inflation-protected securities (TIPS), non-U.S. dollar inflation-linked securities, and inflation-linked corporate and municipal securities; (2) fixed-income securities, including bank loans, floating-rate notes, short-duration bonds, investment-grade securities, high-yield bonds (also known as "junk" bonds), and non-U.S. dollar instruments, including foreign currencies; (3) equity securities, including real estate investment trusts (REITs) and exchange-traded funds (ETFs), including those that the adviser believes have a high correlation to measures of inflation; and (4) commodity-linked instruments, such as commodity ETFs, commodity-linked notes, and other investment companies that concentrate their investments in commodity-linked instruments and to a limited extent, certain types of derivative instruments. In allocating the Fund's assets, the adviser may invest all or a substantial portion of the Fund's assets in one or a limited number of these asset categories, In addition, the allocation of the Fund's assets among these categories may vary substantially from time to time.

Principal Risks

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund's manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The equity securities in the Fund's portfolio are subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Equity securities tend to be more volatile than bonds. In addition, to the degree the Fund invests in foreign securities, there is a possibility that the value of the Fund's investments in foreign securities will decrease because of unique risks, such as currency exchange rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes.

The Fund is nondiversified, which means that it may invest a greater percentage of its assets in a single issuer. Because a relatively high percentage of the Fund's total assets may be invested in the securities of a single issuer or a limited number of issuers, the securities of the Fund may be more sensitive to changes in the market value of a single issuer, a limited number of issuers, or large companies generally. Such a focused investment strategy may increase the volatility of the Fund's investment results, because this Fund may be more susceptible to risks associated with a single issuer or economic, political, or regulatory event than a diversified fund.

As a mutual fund that has the potential to invest in bonds, there is a possibility that the market value of the Fund's investments will fluctuate because of changes in interest rates. In general, if interest rates increase, the price of the bond will fall and the yield of the Fund may increase, which would likely increase its total return. If interest rates decrease, the price of the bond will rise and the yield of the Fund may decrease, which may decrease its total return.

The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.

The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

A floating rate loan may not be fully collateralized which may cause the floating rate loan to decline significantly in value. Floating rate loans generally are subject to restrictions on resale. Floating rate loans sometimes trade infrequently in the secondary market. As a result, valuing a floating rate loan can be more difficult and buying and selling a floating rate loan at an acceptable price can be more difficult or delayed. Difficulty in selling a floating rate loan can result in a loss.

Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures and their value may be affected by the performance of the overall commodities markets as well as weather, tax, and other regulatory developments. As a result, returns of commodity-linked investments may deviate significantly from the return of the underlying commodity, instruments, or measures.

ETFs, as investment companies, incur their own management and other fees and expenses, such as trustees' fees, operating expenses, registration fees, and marketing expenses, a proportionate share of which would be borne by the Fund. As a result, an investment by the Fund in an ETF could cause the Fund's operating expenses to be higher and, in turn, performance to be lower than if it were to invest directly in the securities underlying the ETF. In addition, the Fund will be indirectly exposed to all of the risk of securities held by the ETFs.

The Fund is subject to legislative risk, which is the risk that new government policies may affect mortgages in the future in ways we cannot anticipate and that such policies will have an adverse impact on the value of mortgage-backed securities and the Fund's net asset value.

Liquidity risk is the risk that the Fund's investments generally cannot expect to be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to such securities by the Fund. Illiquid securities may be substantially less readily marketable and subject to greater price fluctuations.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Performance history for the Fund will be available in the prospectus after the Fund has been in operation for one full calendar year. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	USAA MUTUAL FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000908695
Amendment Flag	dei_AmendmentFlag	false
Registration Statement Filing Date	dei_DocumentCreationDate	Apr 29, 2011
Registration Statement Effective Date	dei_DocumentEffectiveDate	May 1, 2011
Prospectus Date	rr_ProspectusDate	May 1, 2011
S0000012941 [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	USAA EXTENDED MARKET INDEX FUND
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

INVESTMENT OBJECTIVE

		The USAA Extended Market Index Fund (the Fund) seeks to match, before fees and expenses, the performance of the U.S. stocks not included in the S&P 500 Index as represented by the Dow Jones U.S. Completion Total Stock Market IndexSM1. The Dow Jones U.S. Completion Total Stock Market Index measures the performance of all small- and mid-cap stocks as measured by the Dow Jones U.S. Total Stock Market IndexSM less the stocks in the S&P 500 Index.	[1]
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Maintenance Fee	rr_MaximumAccountFee	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.39%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.81%	[2]
Reimbursement from Adviser	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)
Total Annual Operating Expenses After Reimbursement	rr_NetExpensesOverAssets	0.50%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-05-01
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, including commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

For the most recent fiscal year, the Fund's portfolio turnover rate was 15% of the average value of its whole portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a  $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense reimbursement arrangement has terminated.

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	83
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	259
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	450
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,002
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's principal investment strategy is to invest all of the Fund's investable assets in the Master Extended Market Index Series of the Quantitative Master Series LLC (Extended Market Portfolio), which is a separate fund advised by BlackRock Advisors, LLC and subadvised by BlackRock Investment Management, LLC (BlackRock Advisors, LLC and BlackRock Investment Management, LLC are collectively referred to herein as BlackRock), with a substantially similar investment objective as the Fund. Therefore, your interest in the Extended Market Portfolio's securities is indirect, and the investment characteristics of the Fund will correspond directly to those of the Extended Market Portfolio. This type of arrangement is commonly referred to as a master-feeder structure.

The Extended Market Portfolio seeks to track the Dow Jones U.S. Completion Total Stock Market Index as closely as possible, and normally, at least 80% of its assets will be invested in securities or other financial instruments of companies that are components of or have economic characteristics similar to the securities included in the index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Extended Market Portfolio seeks to track the Dow Jones U.S. Completion Total Stock Market Index as closely as possible, and normally, at least 80% of its assets will be invested in securities or other financial instruments of companies that are components of or have economic characteristics similar to the securities included in the index.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund's manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund

The equity securities in the Fund's portfolio are subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Equity securities tend to be more volatile than bonds.

In addition, the Extended Market Portfolio tends to invest in small- and mid-cap companies, which may be more vulnerable than larger companies to adverse business or economic developments. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market averages in general and, therefore, may involve greater risk than investing in securities of larger companies.

As a feeder fund in a master-feeder structure, the Fund is subject to certain risks. Actions of larger feeder funds may materially affect smaller feeder funds investing in the Extended Market Portfolio. For example, if a large feeder fund withdraws from the Extended Market Portfolio, the remaining funds may experience proportionately higher operating expenses, resulting in lower returns (however, this possibility exists as well for traditionally structured funds that have large institutional investors).

While the Fund and the Extended Market Portfolio attempt to match the performance of the Dow Jones U.S. Completion Total Stock Market Index as closely as possible, the ability of the Fund and the Extended Market Portfolio to meet their investment objective depends to some extent on the cash flow in and out of the Fund. The Fund's performance may be affected by factors such as the size of the Fund's portfolio, transaction costs, management fees and expenses, and brokerage com-missions and fees. Changes in the Fund's cash flow affect how closely the Fund will mirror the Dow Jones U.S. Completion Total Stock Market Index.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with other mutual funds, losing money is a risk of investing in this Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund’s volatility and performance from year to year for each full calendar year over the past 10 years.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 531-USAA (8722)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	usaa.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	historical performance (before and after taxes) does not necessarily indicate what will happen in the future.
Bar Chart [Heading]	rr_BarChartHeading	RISK/RETURN BAR CHART  Annual Returns for Periods Ended December 31
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund's volatility and performance from year to year for each full calendar year over the past 10 years.

Annual Return 2001	rr_AnnualReturn2001	(9.03%)
Annual Return 2002	rr_AnnualReturn2002	(18.20%)
Annual Return 2003	rr_AnnualReturn2003	43.44%
Annual Return 2004	rr_AnnualReturn2004	17.92%
Annual Return 2005	rr_AnnualReturn2005	10.11%
Annual Return 2006	rr_AnnualReturn2006	15.31%
Annual Return 2007	rr_AnnualReturn2007	4.71%
Annual Return 2008	rr_AnnualReturn2008	(39.35%)
Annual Return 2009	rr_AnnualReturn2009	36.37%
Annual Return 2010	rr_AnnualReturn2010	28.11%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
THREE-MONTH YTD TOTAL RETURN
7.84% (3/31/11)
BEST QUARTER*	WORST QUARTER*
21.40% 2nd Qtr 2003	-26.43% 4th Qtr. 2008
* Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

Year to Date Return, Label	rr_YearToDateReturnLabel	THREE-MONTH YTD TOTAL RETURN
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.84%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER*
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER*
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.43%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table shows how the Fund's average annual total returns for the periods indicated compared to those of relevant securities market indices. The after-tax returns are shown in two ways: (1) assume that you owned shares of the Fund during the entire period and paid taxes on the Fund's distributions of taxable net investment income or realized capital gains, if any, and (2) assume that you paid taxes on the Fund's distributions of such income and gains and sold all shares at the end of each period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of Fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

Past 1 Year	rr_AverageAnnualReturnYear01	28.11%
Past 5 Years	rr_AverageAnnualReturnYear05	5.00%
Past 10 Years	rr_AverageAnnualReturnYear10	5.90%
Since Inception	rr_AverageAnnualReturnSinceInception	5.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 27, 2000
S0000012941 [Member] | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	27.44%
Past 5 Years	rr_AverageAnnualReturnYear05	4.37%
Past 10 Years	rr_AverageAnnualReturnYear10	5.37%
Since Inception	rr_AverageAnnualReturnSinceInception	4.59%
S0000012941 [Member] | Return After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	19.13%
Past 5 Years	rr_AverageAnnualReturnYear05	4.21%
Past 10 Years	rr_AverageAnnualReturnYear10	5.00%
Since Inception	rr_AverageAnnualReturnSinceInception	4.30%
S0000012941 [Member] | DowJonesUSCompletionTotalStockMarketIndexMember
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	28.62%
Past 5 Years	rr_AverageAnnualReturnYear05	5.54%
Past 10 Years	rr_AverageAnnualReturnYear10	6.19%
Since Inception	rr_AverageAnnualReturnSinceInception	3.87%
S0000012907 Member
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	USAA NASDAQ-100 INDEX FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The USAA Nasdaq-100 Index Fund (the Fund) seeks to match, before fees and expenses, the performance of the stocks composing the Nasdaq-100 Index1. The Nasdaq-100 Index represents 100 of the largest nonfinancial stocks traded on The Nasdaq Stock Market®.	[4]
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Maintenance Fee	rr_MaximumAccountFee	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.82%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.02%
Reimbursement from Adviser	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)
Total Annual Operating Expenses After Reimbursement	rr_NetExpensesOverAssets	0.78%	[5]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-05-01
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, including commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

For the most recent fiscal year, the Fund's portfolio turnover rate was 5% of the average value of its whole portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a  $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense reimbursement arrangement has terminated.

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	104
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	325
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	563
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,248
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's principal investment strategy is to invest at least 80% of the Fund's assets in the common stocks of companies composing the Nasdaq-100 Index. This strategy may be changed upon 60 days' written notice to shareholders.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund’s principal investment strategy is to invest at least 80% of the Fund’s assets in the common stocks of companies composing the Nasdaq-100 Index. This strategy may be changed upon 60 days’ written notice to shareholders.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund's manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The equity securities in the Fund's portfolio are subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Equity securities tend to be more volatile than bonds. In addition, to the degree the Fund invests in foreign securities, there is a possibility that the value of the Fund's investments in foreign securities will decrease because of unique risks, such as currency exchange rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes.

The returns from a specific type of security or sector may trail returns from other asset classes, sectors, or the overall market. For example, the stocks that make up the index currently are heavily weighted in the technology sectors. High volatility or poor performance of the sectors will directly affect the Fund's performance. Sectors will go through cycles of doing better or worse than stocks or bonds in general. These periods may last for several years.

While the Fund attempts to match the Nasdaq-100 Index as closely as possible, the ability of the Fund to meet its investment objective depends to some extent on the cash flow in and out of the Fund. The Fund's performance may be affected by factors such as the size of the Fund's portfolio, transaction costs, management fees and expenses, and brokerage commissions and fees. Changes in the Fund's cash flow affect how closely the Fund will mirror the Nasdaq-100 Index.

The Fund is nondiversified, which means that it may invest a greater percentage of its assets in a single issuer. Because a relatively high percentage of the Fund's total assets may be invested in the securities of a single issuer or a limited number of issuers, the securities of the Fund may be more sensitive to changes in the market value of a single issuer, a limited number of issuers, or large companies generally. Such a focused investment strategy may increase the volatility of the Fund's investment results, because this Fund may be more susceptible to risks associated with a single issuer or economic, political, or regulatory event than a diversified fund.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with other mutual funds, losing money is a risk of investing in this Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is nondiversified, which means that it may invest a greater percentage of its assets in a single issuer.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund’s volatility and performance from year to year for each full calendar year over the past 10 years.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 531-USAA (8722).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	usaa.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	historical performance (before and after taxes) does not necessarily indicate what will happen in the future.
Bar Chart [Heading]	rr_BarChartHeading	RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund's volatility and performance from year to year for each full calendar year over the past 10 years.

Annual Return 2001	rr_AnnualReturn2001	(33.48%)
Annual Return 2002	rr_AnnualReturn2002	(37.90%)
Annual Return 2003	rr_AnnualReturn2003	47.92%
Annual Return 2004	rr_AnnualReturn2004	9.94%
Annual Return 2005	rr_AnnualReturn2005	0.97%
Annual Return 2006	rr_AnnualReturn2006	6.45%
Annual Return 2007	rr_AnnualReturn2007	18.35%
Annual Return 2008	rr_AnnualReturn2008	(42.02%)
Annual Return 2009	rr_AnnualReturn2009	53.48%
Annual Return 2010	rr_AnnualReturn2010	19.14%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
THREE-MONTH YTD TOTAL RETURN
5.42% (3/31/10)
BEST QUARTER*	WORST QUARTER*
34.46% 4th Qtr. 2001	-36.33% 3rd Qtr. 2001
* Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

Year to Date Return, Label	rr_YearToDateReturnLabel	THREE-MONTH YTD TOTAL RETURN
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.42%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER*
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER*
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(36.33%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table shows how the Fund's average annual total returns for the periods indicated compared to those of relevant securities market indices. The after-tax returns are shown in two ways: (1) assume that you owned shares of the Fund during the entire period and paid taxes on the Fund's distributions of taxable net investment income or realized capital gains, if any, and (2) assume that you paid taxes on the Fund's distributions of such income and gains and sold all shares at the end of each period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of Fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

Past 1 Year	rr_AverageAnnualReturnYear01	19.14%
Past 5 Years	rr_AverageAnnualReturnYear05	5.96%
Past 10 Years	rr_AverageAnnualReturnYear10	(0.98%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.62%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 27, 2000
S0000012907 Member | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	19.11%
Past 5 Years	rr_AverageAnnualReturnYear05	5.95%
Past 10 Years	rr_AverageAnnualReturnYear10	(0.99%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.63%)
S0000012907 Member | Return After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	12.47%
Past 5 Years	rr_AverageAnnualReturnYear05	5.15%
Past 10 Years	rr_AverageAnnualReturnYear10	(0.83%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.00%)
S0000012907 Member | Nadaq100IndexMember
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	20.15%
Past 5 Years	rr_AverageAnnualReturnYear05	6.80%
Past 10 Years	rr_AverageAnnualReturnYear10	(0.13%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.15%)
S000012915 Member
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	S&P 500 INDEX FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The USAA S&P 500 Index Fund (the Fund) seeks to match, before fees and expenses, the performance of the stocks composing the S&P 500 Index1. The S&P 500 Index emphasizes stocks of large U.S. companies.	[6]
Expense [Heading]	rr_ExpenseHeading	Fees and Expense Fees and Expenses Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-05-01
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, including commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

For the most recent fiscal year, the Fund's portfolio turnover rate was 4% of the average value of its whole portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a  $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense reimbursement arrangement has terminated.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's principal investment strategy is to invest at least 80% of the Fund's assets in the common stocks of companies composing the S&P 500 Index. This strategy may be changed upon 60 days' written notice to shareholders.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund’s principal investment strategy is to invest at least 80% of the Fund’s assets in the common stocks of companies composing the S&P 500 Index.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund's manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The equity securities in the Fund's portfolio are subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Equity securities tend to be more volatile than bonds..

While the Fund attempts to match the S&P 500 Index as closely as possible, the ability of the Fund to meet its investment objective depends to some extent on the cash flow in and out of the Fund. The Fund's performance may be affected by factors such as the size of the Fund's portfolio, transaction costs, management fees and expenses, and brokerage commissions and fees. Changes in the Fund's cash flow affect how closely the Fund will mirror the S&P 500 Index.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with other mutual funds, losing money is a risk of investing in this Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Fund is divided into two classes of shares, Member Shares and Reward Shares. The following bar chart provides some indication of the risks of investing in the Fund and illustrates the volatility and performance of the Fund’s Member Shares from year to year for each full calendar year over the past 10 years.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 531-USAA (8722).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	usaa.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	historical performance (before and after taxes) does not necessarily indicate what will happen in the future.
Bar Chart [Heading]	rr_BarChartHeading	RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The Fund is divided into two classes of shares, Member Shares and Reward Shares. The following bar chart provides some indication of the risks of investing in the Fund and illustrates the volatility and performance of the Fund's Member Shares from year to year for each full calendar year over the past 10 years.

Annual Return 2001	rr_AnnualReturn2001	12.09%
Annual Return 2002	rr_AnnualReturn2002	(22.19%)
Annual Return 2003	rr_AnnualReturn2003	28.05%
Annual Return 2004	rr_AnnualReturn2004	10.51%
Annual Return 2005	rr_AnnualReturn2005	4.77%
Annual Return 2006	rr_AnnualReturn2006	15.54%
Annual Return 2007	rr_AnnualReturn2007	5.32%
Annual Return 2008	rr_AnnualReturn2008	(37.13%)
Annual Return 2009	rr_AnnualReturn2009	26.28%
Annual Return 2010	rr_AnnualReturn2010	14.81%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
THREE-MONTH YTD TOTAL RETURN
5.81% (3/31/10)
BEST QUARTER*	WORST QUARTER*
20.85% 2nd Qtr. 2001	-34.20% 1st Qtr. 2001
* Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

Year to Date Return, Label	rr_YearToDateReturnLabel	THREE-MONTH YTD TOTAL RETURN
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.81%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER*
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER*
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(34.20%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table shows how the Fund's average annual total returns for the periods indicated compared to those of relevant securities market indices. The after-tax returns are shown in two ways: (1) assume that you owned shares of the Fund during the entire period and paid taxes on the Fund's distributions of taxable net investment income or realized capital gains, if any, and (2) assume that you paid taxes on the Fund's distributions of such income and gains and sold all shares at the end of each period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of Fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

S000012915 Member | C000034884 Member
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Maintenance Fee	rr_MaximumAccountFee	10	[7]
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.36%
Reimbursement from Adviser	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)
Total Annual Operating Expenses After Reimbursement	rr_NetExpensesOverAssets	0.25%	[8]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	37
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	116
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	202
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	456
Past 1 Year	rr_AverageAnnualReturnYear01	14.81%	[9]
Past 5 Years	rr_AverageAnnualReturnYear05	2.09%
Past 10 Years	rr_AverageAnnualReturnYear10	1.18%
Since Inception	rr_AverageAnnualReturnSinceInception	6.34%	[10]
S000012915 Member | C000034884 Member | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	14.52%
Past 5 Years	rr_AverageAnnualReturnYear05	1.81%
Past 10 Years	rr_AverageAnnualReturnYear10	0.86%
Since Inception	rr_AverageAnnualReturnSinceInception	5.88%
S000012915 Member | C000034884 Member | Return After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	9.97%
Past 5 Years	rr_AverageAnnualReturnYear05	1.78%
Past 10 Years	rr_AverageAnnualReturnYear10	0.92%
Since Inception	rr_AverageAnnualReturnSinceInception	5.44%
S000012915 Member | C000034885 Member
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Maintenance Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.24%
Reimbursement from Adviser	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)
Total Annual Operating Expenses After Reimbursement	rr_NetExpensesOverAssets	0.15%	[8]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	25
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	77
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	135
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	306
Past 1 Year	rr_AverageAnnualReturnYear01	14.99%	[9]
Past 5 Years	rr_AverageAnnualReturnYear05	2.23%
Past 10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	3.63%	[10]
S000012915 Member | SandP500IndexMember
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	15.06%
Past 5 Years	rr_AverageAnnualReturnYear05	2.29%
Past 10 Years	rr_AverageAnnualReturnYear10	1.41%
Since Inception	rr_AverageAnnualReturnSinceInception	6.43%	[11]
S000012918 Member
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	USAA TOTAL RETURN STRATEGY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The USAA Total Return Strategy Fund (the Fund) is an asset allocation fund with an investment objective to seek a positive return every calendar year and over the long term (five years and more) to achieve returns greater than the S&P 500 Index with less risk.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Maintenance Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.60%	[12]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.19%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.19%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.98%	[13]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, including commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

For the most recent fiscal year, the Fund's portfolio turnover rate was 71% of the average value of its whole portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	71.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a  $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	201
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	621
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,068
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,306
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to achieve its objective, the Fund utilizes three separate investment strategies.

First, one portion of the Fund's assets is invested pursuant to an investment strategy of shifting the Fund's assets among stocks, investment-grade bonds, or cash equivalents. The Fund's investment adviser generally will invest at any given time substantially all of the Fund's assets allocated to it in either (1) stocks through the use of U.S. or foreign stock-based exchange-traded funds (ETFs), (2) investment-grade bonds through either ETFs or direct investment, or (3) cash equivalents through direct investment in short-term, high-quality money market instruments or money market funds.

Second, another portion of the Fund's assets is invested pursuant to a market neutral investment strategy of investing primarily in long and short positions of common stock of large U.S. companies.

Third, in an attempt to reduce the Fund's volatility over time, the Fund employs an option-based risk-management strategy. This strategy involves purchasing and selling options on component indices or corresponding ETFs. This option strategy may not fully protect the Fund against declines in the value of its portfolio, and the Fund could experience a loss. The combination of the diversified stock portfolio with the index call and put options is designed to provide the Fund with fairly consistent returns over a wide range of equity market environments.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund's manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The equity securities in the Fund's portfolio are subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Equity securities tend to be more volatile than bonds. In addition, to the degree the Fund invests in foreign securities, there is a possibility that the value of the Fund's investments in foreign securities will decrease because of unique risks, such as currency exchange rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes.

The Fund is nondiversified, which means that it may invest a greater percentage of its assets in a single issuer. Because a relatively high percentage of the Fund's total assets may be invested in the securities of a single issuer or a limited number of issuers, the securities of the Fund may be more sensitive to changes in the market value of a single issuer, a limited number of issuers, or large companies generally. Such a focused investment strategy may increase the volatility of the Fund's investment results, because this Fund may be more susceptible to risks associated with a single issuer or economic, political, or regulatory event than a diversified fund.

The Fund may invest in futures and options and other types of derivatives. Risks associated with derivatives include the risk that the derivative is not well-correlated with the security, index, or currency to which it relates; the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the Fund to the effects of leverage, which could increase the Fund's exposure to the market and magnify potential losses. There is no guarantee that derivatives activities will be employed or that they will work, and their use could reduce potential returns or even cause losses to the Fund.

As a mutual fund that has the potential to invest in bonds, there is a possibility that the market value of the Fund's investments will fluctuate because of changes in interest rates. In general, if interest rates increase, the price of the bond will fall and the yield of the Fund may increase, which would likely increase its total return. If interest rates decrease, the price of the bond will rise and the yield of the Fund may decrease, which may decrease its total return.

The fixed-income securities held in the Fund's portfolio are subject to credit risk, which is the possibility that a borrower cannot make timely interest and principal payments on its securities. The Fund accepts some credit risk as a recognized means to enhance an investor's return. All securities varying from the highest quality to very speculative have some degree of credit risk. Securities rated below investment grade, also known as junk bonds, generally entail greater economic, credit, and liquidity risk than investment-grade securities. Their prices may be more volatile, especially during economic downturns and financial setbacks or liquidity events.

ETFs, as investment companies, incur their own management and other fees and expenses, such as trustees' fees, operating expenses, registration fees, and marketing expenses, a proportionate share of which would be borne by the Fund. As a result, an investment by the Fund in an ETF could cause the Fund's operating expenses to be higher and, in turn, performance to be lower than if it were to invest directly in the securities underlying the ETF. In addition, the Fund will be indirectly exposed to all of the risk of securities held by the ETFs.

To implement the Fund's principal investment strategies, the Fund may actively and frequently change the allocation of its portfolio holdings, which may result in high portfolio turnover likely to exceed 100% varying from year to year depending on the frequency of the investment allocation decisions made. In purchasing and selling securities in order to reallocate the portfolio, the Fund will pay more in brokerage commissions than it would without a reallocation policy. As a result, the Fund also has less flexibility in the timing of purchases and sales of securities than it would otherwise. The Fund may have a higher proportion of capital gains and a lower return than a fund that does not have a real-location policy.

A risk that pervades all investing is the risk that the securities in the Fund's portfolio may not perform as predicted by the managers. Because the Fund takes both long and short positions, there is the risk that the value of the securities held long might decrease and the value of the securities sold short might increase in response to activities of an individual company or in response to general market conditions. In this case, the Fund's potential losses and volatility could exceed those of other mutual funds that hold only long stock positions.

Short sales involve the risk that the Fund will incur a loss caused by appreciation if the security sold short, or as a result of having to buy the borrowed securities at an unfavorable price.

While the Fund does not concentrate in any industry, to the extent that the Fund has exposure to a given industry or sector, any factors affecting that industry or sector could affect the value of portfolio securities. This risk is increased to the extent that the managers overweight investments in a particular industry or sector.

Liquidity risk is the risk that the Fund's investments generally cannot expect to be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to such securities by the Fund. Illiquid securities may be substantially less readily marketable and subject to greater price fluctuations.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with other mutual funds, losing money is a risk of investing in this Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is nondiversified, which means that it may invest a greater percentage of its assets in a single issuer.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund’s volatility and performance from year to year for each full calendar year since the Fund’s inception.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 531-USAA (8722).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	usaa.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	historical performance (before and after taxes) does not necessarily indicate what will happen in the future
Bar Chart [Heading]	rr_BarChartHeading	RISK/RETURN BAR CHART  Annual Returns for Periods ended December 31
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund's volatility and performance from year to year for each full calendar year since the Fund's inception.

Annual Return 2006	rr_AnnualReturn2006	5.09%	[14]
Annual Return 2007	rr_AnnualReturn2007	4.70%
Annual Return 2008	rr_AnnualReturn2008	(21.01%)
Annual Return 2009	rr_AnnualReturn2009	12.25%
Annual Return 2010	rr_AnnualReturn2010	5.01%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
THREE-MONTH YTD TOTAL RETURN
3.48% (3/31/11)
BEST QUARTER**	WORST QUARTER**
8.82% 2nd Qtr. 2009	-14.54% 4th Qtr. 2008
** Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

Year to Date Return, Label	rr_YearToDateReturnLabel	THREE-MONTH YTD TOTAL RETURN
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.45%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER**
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER**
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.54%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table shows how the Fund's average annual total returns for the periods indicated compared to those of relevant securities market indices. The after-tax returns are shown in two ways: (1) assume that you owned shares of the Fund during the entire period and paid taxes on the Fund's distributions of taxable net investment income or realized capital gains, if any, and (2) assume that you paid taxes on the Fund's distributions of such income and gains and sold all shares at the end of each period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of Fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

Past 1 Year	rr_AverageAnnualReturnYear01	5.01%
Past 5 Years	rr_AverageAnnualReturnYear05	0.48%
Since Inception	rr_AverageAnnualReturnSinceInception	0.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 24, 2005
S000012918 Member | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	4.95%
Past 5 Years	rr_AverageAnnualReturnYear05	(0.70%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.60%)
S000012918 Member | Return After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	3.33%
Past 5 Years	rr_AverageAnnualReturnYear05	(0.18%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.14%)
S000012918 Member | SandP500IndexMember
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	15.06%
Past 5 Years	rr_AverageAnnualReturnYear05	2.29%
Since Inception	rr_AverageAnnualReturnSinceInception	2.29%
S000012918 Member | LipperFlexiblePortfolioFundsIndexMember
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	12.91%
Past 5 Years	rr_AverageAnnualReturnYear05	4.75%
Since Inception	rr_AverageAnnualReturnSinceInception	4.75%
S000022883 Member
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	USAA TARGET RETIREMENT INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The USAA Target Retirement Income Fund's (the Fund) investment objective is to provide capital appreciation and current income consistent with its current investment allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Maintenance Fee	rr_MaximumAccountFee	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.52%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.64%
Reimbursement from Adviser	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Total Annual Operating Expenses After Reimbursement	rr_NetExpensesOverAssets	0.57%	[15]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-05-01
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, including commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

For the most recent fiscal year, the Fund's portfolio turnover rate was 22% of the average value of its whole portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a  $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense reimbursement arrangement has terminated.

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	65
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	205
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	357
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	798
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in a selection of USAA mutual funds (underlying USAA Funds) consisting of a long-term target asset class allocation of approximately 30% equity and 70% fixed income. This target asset class allocation may vary at times by being either overweighted or underweighted to stocks, bonds, and other asset classes when market conditions warrant. Both the target asset class allocation and the underlying USAA Funds' allocation percentages will change over time.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund's manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The risks of the Fund directly correspond to the risks of the underlying USAA Funds in which the Fund invests. By investing in the underlying USAA Funds, the Fund has partial exposure to the risk of many different areas of the market. The degree to which the risks described below apply to the Fund varies according to the Fund's asset allocation. For instance, the more the Fund is allocated to stock funds, the greater the expected risk associated with equity securities. The Fund also is subject to asset allocation risk (i.e., risk that allocations will not produce intended results) and to management risk (i.e., the risk that the selection of underlying USAA Funds will not produce intended results).

The equity securities in the Fund's portfolio are subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Equity securities tend to be more volatile than bonds. In addition, to the degree the Fund invests in foreign securities, there is a possibility that the value of the Fund's investments in foreign securities will decrease because of unique risks, such as currency exchange rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes.

As a mutual fund that has the potential to invest in bonds, there is a possibility that the market value of the Fund's investments will fluctuate because of changes in interest rates. In general, if interest rates increase, the price of the bond will fall and the yield of the Fund may increase, which would likely increase its total return. If interest rates decrease, the price of the bond will rise and the yield of the Fund may decrease, which may decrease its total return.

The Fund may change the allocation of its portfolio holdings on a frequent basis, which may result in high portfolio turnover. In purchasing and selling securities in order to reallocate the portfolio, the Fund will pay more in brokerage commissions than it would without a reallocation policy. As a result, it also has less flexibility in the timing of purchases and sales of securities than it would otherwise. The Fund may have a higher proportion of capital gains and a lower return than a fund that does not have a reallocation policy.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with other mutual funds, losing money is a risk of investing in this Fund. As with other mutual funds, losing money is a risk of investing in this Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	As with other mutual funds, losing money is a risk of investing in this Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agengy. An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund's volatility and performance from year to year for each full calendar since the Fund's inception.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 531-USAA (8722)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	usaa.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	historical performance (before and after taxes) does not necessarily indicate what will happen in the future.
Bar Chart [Heading]	rr_BarChartHeading	RISK/RETURN BAR CHART  Annual Return for Periods Ended December 31
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund's volatility and performance from year to year for each full calendar year since the Fund's inception.

Annual Return 2009	rr_AnnualReturn2009	25.04%	[16]
Annual Return 2010	rr_AnnualReturn2010	11.65%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
THREE-MONTH YTD TOTAL RETURN
2.41% (3/31/11)
BEST QUARTER**	WORST QUARTER**
12.57% 2nd Qtr. 2009	-2.92% 1st Qtr. 2009
** Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

Year to Date Return, Label	rr_YearToDateReturnLabel	THREE-MONTH YTD TOTAL RETURN
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.31%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER**
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER**
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.92%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table shows how the Fund's average annual total returns for the periods indicated compared to those of relevant securities market indices. The after-tax returns are shown in two ways: (1) assume that you owned shares of the Fund during the entire period and paid taxes on the Fund's distributions of taxable net investment income or realized capital gains, if any, and (2) assume that you paid taxes on the Fund's distributions of such income and gains and sold all shares at the end of each period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of Fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

Past 1 Year	rr_AverageAnnualReturnYear01	11.65%
Since Inception	rr_AverageAnnualReturnSinceInception	7.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2008
S000022883 Member | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	10.43%
Since Inception	rr_AverageAnnualReturnSinceInception	6.59%
S000022883 Member | Return After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	7.62%
Since Inception	rr_AverageAnnualReturnSinceInception	5.99%
S000022883 Member | SandP500IndexMember
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	15.06%
Since Inception	rr_AverageAnnualReturnSinceInception	2.00%
S000022884 Member
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	USAA TARGET RETIREMENT 2020 FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The USAA Target Retirement 2020 Fund's (the Fund) investment objective is to provide capital appreciation and current income consistent with its current investment allocation.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Maintenance Fee	rr_MaximumAccountFee	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.57%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.65%
Reimbursement from Adviser	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total Annual Operating Expenses After Reimbursement	rr_NetExpensesOverAssets	0.62%	[17]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-05-01
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, including commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

For the most recent fiscal year, the Fund's portfolio turnover rate was 17% of the average value of its whole portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	208
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	362
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	810
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in a selection of USAA mutual funds (underlying USAA Funds) consisting of a long-term target asset class allocation of approximately 40% equity and 60% fixed income. This target asset class allocation may vary at times by being either overweighted or underweighted to stocks, bonds, and other asset classes when market conditions warrant. Both the target asset class allocation and the underlying USAA Funds' allocation percentages will change over time.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund's manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The risks of the Fund directly correspond to the risks of the underlying USAA Funds in which the Fund invests. By investing in the underlying USAA Funds, the Fund has partial exposure to the risk of many different areas of the market. The degree to which the risks described below apply to the Fund varies according to the Fund's asset allocation. For instance, the more the Fund is allocated to stock funds, the greater the expected risk associated with equity securities. The Fund also is subject to asset allocation risk (i.e., risk that allocations will not produce intended results) and to management risk (i.e., the risk that the selection of underlying USAA Funds will not produce intended results).

The equity securities in the Fund's portfolio are subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Equity securities tend to be more volatile than bonds. In addition, to the degree the Fund invests in foreign securities, there is a possibility that the value of the Fund's investments in foreign securities will decrease because of unique risks, such as currency exchange rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes.

As a mutual fund that has the potential to invest in bonds, the Fund is subject to the risk that the market value of the bonds will decline because of rising interest rates, adverse changes in the supply and demand of debt securities, or other factors. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

The Fund may change the allocation of its portfolio holdings on a frequent basis, which may result in high portfolio turnover. In purchasing and selling securities in order to reallocate the portfolio, the Fund will pay more in brokerage commissions than it would without a reallocation policy. As a result, it also has less flexibility in the timing of purchases and sales of securities than it would otherwise. The Fund may have a higher proportion of capital gains and a lower return than a fund that does not have a reallocation policy.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with other mutual funds, losing money is a risk of investing in this Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund's volatility and performance from year to year for each full calendar since the Fund's inception.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 531-USAA (8722)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	usaa.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	historical performance (before and after taxes) does not necessarily indicate what will happen in the future.
Bar Chart [Heading]	rr_BarChartHeading	RISK/RETURN BAR CHART  Annual Return for Periods Ended December 31
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund's volatility and performance from year to year for each full calendar year since the Fund's inception.

Annual Return 2009	rr_AnnualReturn2009	28.12%	[16]
Annual Return 2010	rr_AnnualReturn2010	13.28%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
THREE-MONTH YTD TOTAL RETURN
2.97% (3/31/11)
BEST QUARTER**	WORST QUARTER**
15.40% 2nd Qtr. 2009	-5.15% 1st Qtr. 2009
** Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

Year to Date Return, Label	rr_YearToDateReturnLabel	THREE-MONTH YTD TOTAL RETURN
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.97%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER**
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER**
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.15%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table shows how the Fund's average annual total returns for the periods indicated compared to those of relevant securities market indices. The after-tax returns are shown in two ways: (1) assume that you owned shares of the Fund during the entire period and paid taxes on the Fund's distributions of taxable net investment income or realized capital gains, if any, and (2) assume that you paid taxes on the Fund's distributions of such income and gains and sold all shares at the end of each period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of Fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

Past 1 Year	rr_AverageAnnualReturnYear01	13.28%
Since Inception	rr_AverageAnnualReturnSinceInception	9.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2008
S000022884 Member | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	12.27%
Since Inception	rr_AverageAnnualReturnSinceInception	8.04%
S000022884 Member | Return After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	8.73%
Since Inception	rr_AverageAnnualReturnSinceInception	7.21%
S000022884 Member | SandP500IndexMember
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	15.06%
Since Inception	rr_AverageAnnualReturnSinceInception	2.00%
S000022885 Member
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	USAA TARGET RETIREMENT 2030 FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The USAA Target Retirement 2030 Fund's (the Fund) investment objective is to provide capital appreciation and current income consistent with its current investment allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Maintenance Fee	rr_MaximumAccountFee	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.72%
Reimbursement from Adviser	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Operating Expenses After Reimbursement	rr_NetExpensesOverAssets	0.70%	[18]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-05-01
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, including commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

For the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its whole portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a  $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense reimbursement arrangement has terminated.

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	74
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	230
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	401
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	894
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in a selection of USAA mutual funds (underlying USAA Funds) consisting of a long-term target asset class allocation of approximately 60% equity and 40% fixed income. This target asset class allocation may vary at times by being either overweighted or underweighted to stocks, bonds, and other asset classes when market conditions warrant. Both the target asset class allocation and the underlying USAA Funds' allocation percentages will change over time.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund's manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The risks of the Fund directly correspond to the risks of the underlying USAA Funds in which the Fund invests. By investing in the underlying USAA Funds, the Fund has partial exposure to the risk of many different areas of the market. The degree to which the risks described below apply to the Fund varies according to the Fund's asset allocation. For instance, the more the Fund is allocated to stock funds, the greater the expected risk associated with equity securities. The Fund also is subject to asset allocation risk (i.e., risk that allocations will not produce intended results) and to management risk (i.e., the risk that the selection of underlying USAA Funds will not produce intended results).

The equity securities in the Fund's portfolio are subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Equity securities tend to be more volatile than bonds. In addition, to the degree the Fund invests in foreign securities, there is a possibility that the value of the Fund's investments in foreign securities will decrease because of unique risks, such as currency exchange rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes.

As a mutual fund that has the potential to invest in bonds, there is a possibility that the market value of the Fund's investments will fluctuate because of changes in interest rates. In general, if interest rates increase, the price of the bond will fall and the yield of the Fund may increase, which would likely increase its total return. If interest rates decrease, the price of the bond will rise and the yield of the Fund may decrease, which may decrease its total return.

The Fund may change the allocation of its portfolio holdings on a frequent basis, which may result in high portfolio turnover. In purchasing and selling securities in order to reallocate the portfolio, the Fund will pay more in brokerage commissions than it would without a reallocation policy. As a result, it also has less flexibility in the timing of purchases and sales of securities than it would otherwise. The Fund may have a higher proportion of capital gains and a lower return than a fund that does not have a reallocation policy.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with other mutual funds, losing money is a risk of investing in this Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund's volatility and performance from year to year for each full calendar since the Fund's inception.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 531-USAA (8722)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	usaa.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	historical performance (before and after taxes) does not necessarily indicate what will happen in the future.
Bar Chart [Heading]	rr_BarChartHeading	RISK/RETURN BAR CHART  Annual Return for Periods Ended December 31
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund's volatility and performance from year to year for each full calendar year since the Fund's inception.

Annual Return 2009	rr_AnnualReturn2009	31.68%	[16]
Annual Return 2010	rr_AnnualReturn2010	15.34%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
THREE-MONTH YTD TOTAL RETURN
3.61% (3/31/11)
BEST QUARTER**	WORST QUARTER**
16.37% 2nd Qtr. 2009	-5.86% 1st Qtr. 2009
** Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

Year to Date Return, Label	rr_YearToDateReturnLabel	THREE-MONTH YTD TOTAL RETURN
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.61%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER**
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER**
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.86%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table shows how the Fund's average annual total returns for the periods indicated compared to those of relevant securities market indices. The after-tax returns are shown in two ways: (1) assume that you owned shares of the Fund during the entire period and paid taxes on the Fund's distributions of taxable net investment income or realized capital gains, if any, and (2) assume that you paid taxes on the Fund's distributions of such income and gains and sold all shares at the end of each period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of Fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

Past 1 Year	rr_AverageAnnualReturnYear01	15.34%
Since Inception	rr_AverageAnnualReturnSinceInception	8.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2008
S000022885 Member | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	14.52%
Since Inception	rr_AverageAnnualReturnSinceInception	7.52%
S000022885 Member | Return After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	10.12%
Since Inception	rr_AverageAnnualReturnSinceInception	6.71%
S000022885 Member | SandP500IndexMember
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	15.06%
Since Inception	rr_AverageAnnualReturnSinceInception	2.00%
S000022886 Member
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	USAA TARGET RETIREMENT 2040 FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The USAA Target Retirement 2040 Fund's (the Fund) investment objective is to provide capital appreciation and current income consistent with its current investment allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Maintenance Fee	rr_MaximumAccountFee	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.79%
Reimbursement from Adviser	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Operating Expenses After Reimbursement	rr_NetExpensesOverAssets	0.77%	[19]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-05-01
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, including commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

For the most recent fiscal year, the Fund's portfolio turnover rate was 0.21% of the average value of its whole portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example Example Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a  $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense reimbursement arrangement has terminated.

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	81
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	252
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	439
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	978
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in a selection of USAA mutual funds (underlying USAA Funds) consisting of a long-term target asset class allocation of approximately 80% equity and 20% fixed income. This target asset class allocation may vary at times by being either overweighted or underweighted to stocks, bonds, and other asset classes when market conditions warrant. Both the target asset class allocation and the underlying USAA Funds' allocation percentages will change over time.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund's manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The risks of the Fund directly correspond to the risks of the underlying USAA Funds in which the Fund invests. By investing in the underlying USAA Funds, the Fund has partial exposure to the risk of many different areas of the market. The degree to which the risks described below apply to the Fund varies according to the Fund's asset allocation. For instance, the more the Fund is allocated to stock funds, the greater the expected risk associated with equity securities. The Fund also is subject to asset allocation risk (i.e., risk that allocations will not produce intended results) and to management risk (i.e., the risk that the selection of underlying USAA Funds will not produce intended results).

The equity securities in the Fund's portfolio are subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Equity securities tend to be more volatile than bonds. In addition, to the degree the Fund invests in foreign securities, there is a possibility that the value of the Fund's investments in foreign securities will decrease because of unique risks, such as currency exchange rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes.

As a mutual fund that has the potential to invest in bonds, there is a possibility that the market value of the Fund's investments will fluctuate because of changes in interest rates. In general, if interest rates increase, the price of the bond will fall and the yield of the Fund may increase, which would likely increase its total return. If interest rates decrease, the price of the bond will rise and the yield of the Fund may decrease, which may decrease its total return.

The Fund may change the allocation of its portfolio holdings on a frequent basis, which may result in high portfolio turnover. In purchasing and selling securities in order to reallocate the portfolio, the Fund will pay more in brokerage commissions than it would without a reallocation policy. As a result, it also has less flexibility in the timing of purchases and sales of securities than it would otherwise. The Fund may have a higher proportion of capital gains and a lower return than a fund that does not have a reallocation policy.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with other mutual funds, losing money is a risk of investing in this Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund's volatility and performance from year to year for each full calendar since the Fund's inception.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 531-USAA (8722)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	usaa.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	historical performance (before and after taxes) does not necessarily indicate what will happen in the future.
Bar Chart [Heading]	rr_BarChartHeading	RISK/RETURN BAR CHART  Annual Return for Periods Ended December 31
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund's volatility and performance from year to year for each full calendar year since the Fund's inception.

Annual Return 2009	rr_AnnualReturn2009	32.71%	[16]
Annual Return 2010	rr_AnnualReturn2010	16.60%
Year to Date Return, Label	rr_YearToDateReturnLabel	THREE-MONTH YTD TOTAL RETURN
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER**
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER**
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.17%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table shows how the Fund's average annual total returns for the periods indicated compared to those of relevant securities market indices. The after-tax returns are shown in two ways: (1) assume that you owned shares of the Fund during the entire period and paid taxes on the Fund's distributions of taxable net investment income or realized capital gains, if any, and (2) assume that you paid taxes on the Fund's distributions of such income and gains and sold all shares at the end of each period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of Fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

Past 1 Year	rr_AverageAnnualReturnYear01	16.60%
Since Inception	rr_AverageAnnualReturnSinceInception	6.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2008
S000022886 Member | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	16.11%
Since Inception	rr_AverageAnnualReturnSinceInception	5.76%
S000022886 Member | Return After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	10.97%
Since Inception	rr_AverageAnnualReturnSinceInception	5.14%
S000022886 Member | SandP500IndexMember
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	15.06%
Since Inception	rr_AverageAnnualReturnSinceInception	2.00%
S000022887 Member
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	USAA TARGET RETIREMENT 2050 FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The USAA Target Retirement 2050 Fund's (the Fund) investment objective is to provide capital appreciation and current income consistent with its current investment allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Maintenance Fee	rr_MaximumAccountFee	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.89%
Reimbursement from Adviser	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total Annual Operating Expenses After Reimbursement	rr_NetExpensesOverAssets	0.81%	[18]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-05-01
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, including commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

For the most recent fiscal year, the Fund's portfolio turnover rate was 22% of the average value of its whole portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a  $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense reimbursement arrangement has terminated.

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	91
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	284
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	493
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,096
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in a selection of USAA mutual funds (underlying USAA Funds) consisting of a long-term target asset class allocation of approximately 100% equity. This target asset class allocation may vary at times by being either overweighted or underweighted to stocks, bonds, and other asset classes when market conditions warrant. Both the target asset class allocation and the underlying USAA Funds' allocation percentages will change over time.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund's manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The risks of the Fund directly correspond to the risks of the underlying USAA Funds in which the Fund invests. By investing in the underlying USAA Funds, the Fund has partial exposure to the risk of many different areas of the market. The degree to which the risks described below apply to the Fund varies according to the Fund's asset allocation. For instance, the more the Fund is allocated to stock funds, the greater the expected risk associated with equity securities. The Fund also is subject to asset allocation risk (i.e., risk that allocations will not produce intended results) and to management risk (i.e., the risk that the selection of underlying USAA Funds will not produce intended results).

The equity securities in the Fund's portfolio are subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Equity securities tend to be more volatile than bonds. In addition, to the degree the Fund invests in foreign securities, there is a possibility that the value of the Fund's investments in foreign securities will decrease because of unique risks, such as currency exchange rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes.

The Fund may change the allocation of its portfolio holdings on a frequent basis, which may result in high portfolio turnover. In purchasing and selling securities in order to reallocate the portfolio, the Fund will pay more in brokerage commissions than it would without a reallocation policy. As a result, it also has less flexibility in the timing of purchases and sales of securities than it would otherwise. The Fund may have a higher proportion of capital gains and a lower return than a fund that does not have a reallocation policy.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with other mutual funds, losing money is a risk of investing in this Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund's volatility and performance from year to year for each full calendar since the Fund's inception.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 531-USAA (8722)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	usaa.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	historical performance (before and after taxes) does not necessarily indicate what will happen in the future.
Bar Chart [Heading]	rr_BarChartHeading	RISK/RETURN BAR CHART  Annual Return for Period Ended December 31
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund's volatility and performance from year to year for each full calendar year since the Fund's inception.

Annual Return 2009	rr_AnnualReturn2009	31.68%	[20]
Annual Return 2010	rr_AnnualReturn2010	16.70%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Year to Date Return, Label	rr_YearToDateReturnLabel	THREE-MONTH YTD TOTAL RETURN
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.13%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER**
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER**
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.09%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table shows how the Fund's average annual total returns for the periods indicated compared to those of relevant securities market indices. The after-tax returns are shown in two ways: (1) assume that you owned shares of the Fund during the entire period and paid taxes on the Fund's distributions of taxable net investment income or realized capital gains, if any, and (2) assume that you paid taxes on the Fund's distributions of such income and gains and sold all shares at the end of each period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of Fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

Past 1 Year	rr_AverageAnnualReturnYear01	16.70%
Since Inception	rr_AverageAnnualReturnSinceInception	4.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2008
S000022887 Member | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	16.53%
Since Inception	rr_AverageAnnualReturnSinceInception	3.93%
S000022887 Member | Return After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	11.06%
Since Inception	rr_AverageAnnualReturnSinceInception	3.51%
S000022887 Member | SandP500IndexMember
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	15.06%
Since Inception	rr_AverageAnnualReturnSinceInception	2.00%
S000022882 Member
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	USAA GLOBAL OPPORTUNITIES FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The USAA Global Opportunities Fund (the Fund) is an asset allocation fund with an investment objective to seek an average return that is greater than the 1-year U.S. Treasury Bond, before fees and expenses, over a full market cycle while seeking to limit the Fund's exposure to large negative returns.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Maintenance Fee	rr_MaximumAccountFee	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%
Total Annual Operating Expenses After Reimbursement	rr_NetExpensesOverAssets	0.98%	[21]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, including commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

For the most recent fiscal year, the Fund's portfolio turnover rate was 156% of the average value of its whole portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1.56%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a  $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	100
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	312
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	542
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,201
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs several strategies across multiple asset classes in seeking to achieve its objective. The Fund's principal strategy is to combine a portfolio of domestic and foreign equity and debt securities with the use of alternative investment strategies to provide growth with greater downside risk controls. The Fund may invest in multiple asset classes including U.S. stocks, non-U.S. stocks in developed and emerging markets, global real estate securities, and fixed-income securities. The Fund will move its allocation between these asset classes to take advantage of opportunities and to manage risk.

This Fund is intended to be primarily invested in stocks and exchange-traded funds (ETFs) that invest primarily in stocks. However, there are times when bond markets will provide opportunities for what the Adviser believes to be stock like returns with equal or less market risk.

These bond market opportunities (including opportunities in the high-yield bond markets) will be considered along with stocks in seeking to enhance the performance of the Fund.

In an attempt to reduce the Fund's volatility over time, the Fund may implement an option-based risk-management strategy. This strategy involves purchasing and selling options on component indices or corresponding ETFs. This option strategy may not fully protect the Fund against declines in the value of its portfolio, and the Fund could experience a loss. The combination of the diversified stock portfolio with the index call and put options is designed to provide the Fund with fairly consistent returns over a wide range of equity market environments.

In addition, in an attempt to enhance the Fund's return and diversification, the Fund may employ a global tactical asset allocation overlay strategy (GTAA) by investing in hedge or other funds that invest in short-term money market instruments, long and short positions in global equity and fixed-income exchange-traded futures, currency forwards, and other derivative instruments such as swaps.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund's manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The equity securities in the Fund's portfolio are subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Equity securities tend to be more volatile than bonds. In addition, to the degree the Fund invests in foreign securities, there is a possibility that the value of the Fund's investments in foreign securities will decrease because of unique risks, such as currency exchange rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes.

The Fund may invest in futures and options and other types of derivatives. Risks associated with derivatives include the risk that the derivative is not well-correlated with the security, index, or currency to which it relates; the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the Fund to the effects of leverage, which could increase the Fund's exposure to the market and magnify potential losses. There is no guarantee that derivatives activities will be employed or that they will work, and their use could reduce potential returns or even cause losses to the Fund.

As a mutual fund that has the potential to invest in bonds, there is a possibility that the market value of the Fund's investments will fluctuate because of changes in interest rates. In general, if interest rates increase, the price of the bond will fall and the yield of the Fund may increase, which would likely increase its total return. If interest rates decrease, the price of the bond will rise and the yield of the Fund may decrease, which may decrease its total return.

The fixed-income securities held in the Fund's portfolio are subject to credit risk, which is the possibility that a borrower cannot make timely interest and principal payments on its securities. The Fund accepts some credit risk as a recognized means to enhance an investor's return. All securities varying from the highest quality to very speculative have some degree of credit risk. Securities rated below investment grade, also known as junk bonds, generally entail greater economic, credit, and liquidity risk than investment-grade securities. Their prices may be more volatile, especially during economic downturns and financial setbacks or liquidity events.

ETFs, as investment companies, incur their own management and other fees and expenses, such as trustees' fees, operating expenses, registration fees, and marketing expenses, a proportionate share of which would be borne by the Fund. As a result, an investment by the Fund in an ETF could cause the Fund's operating expenses to be higher and, in turn, performance to be lower than if it were to invest directly in the securities underlying the ETF. In addition, the Fund will be indirectly exposed to all of the risk of securities held by the ETFs.

When the Fund invests in the GTAA strategy through a hedge or other fund, it also may use derivatives for leveraging, which is a way to attempt to enhance returns. The Fund will only use these instruments or GTAA Strategy if portfolio management believes that its return potential more than compensates for the extra risk associated with its use.

Leveraging risk is the risk associated with securities or practices that multiply small price movements into large changes in value. The more the Fund invests in leveraged instruments or strategies that use leveraged instruments such as GTAA, the more this leverage will magnify any losses on those investments.

The Fund could experience a loss in the options portion of the portfolio. When it sells index call options, the Fund receives cash but limits its opportunity to profit from an increase in the market value of its stock portfolio. When the Fund purchases index put options, it risks the loss of the cash paid for the options. At times, the Fund may not own put options, resulting in increased exposure to a market decline. When the Fund simultaneously sells index put options to fund the purchases, resulting in an index put spread, the Fund has increased exposure to further market decline when it falls below the strike of the short index put option.

The success of the GTAA strategy depends, in part, on the investment adviser's ability to analyze the correlation between various global markets and asset classes. If the adviser's correlation analysis proves to be incorrect, losses in the strategy may be significant and may exceed the targeted risk level of market exposure for the GTAA strategy.

In addition, the risks associated with the GTAA strategy include the risks of investing in debt securities, futures and foreign currencies, foreign investments, derivatives, indexed securities, when-issued securities, illiquid securities, and small capitalization companies. The investment will be considered illiquid.

Liquidity risk is the risk that the Fund's investments generally cannot expect to be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to such securities by the Fund. Illiquid securities may be substantially less readily marketable and subject to greater price fluctuations. In addition, investment in the GTAA strategy has additional restrictions on redemptions that may limit the ability of the Fund to dispose of the particular investment.

In purchasing and selling securities in order to rebalance its portfolio, the Fund will pay more in brokerage commissions than it would without a rebalancing policy. As a result of the need to rebalance, the Fund also has less flexibility in the timing of purchases and sales of securities than it would otherwise. While we will attempt to minimize any adverse impact to the Fund or its shareholders, the Fund may have a higher proportion of capital gains and a lower return than a fund that does not have a rebalancing policy.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with other mutual funds, losing money is a risk of investing in this Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is nondiversified, which means that it may invest a greater percentage of its assets in a single issuer.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agengy.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund's volatility and performance from year to year for each full calendar since inception.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	* The MSCI All-Country World Index replaced the S&P 500 Index as the Fund's broadbased index as it more closely reflects the Fund's investments.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 531-USAA (8722)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	usaa.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	historical performance (before and after taxes) does not necessarily indicate what will happen in the future.
Bar Chart [Heading]	rr_BarChartHeading	RISK/RETURN BAR CHART  Annual Return for Periods Ended December 31
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund's volatility and performance from year to year for each full calendar year since the Fund's inception.

Annual Return 1999	rr_AnnualReturn1999	18.90%	[20]
Annual Return 2000	rr_AnnualReturn2000	2.37%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
THREE-MONTH YTD TOTAL RETURN
2.87% (3/31/11)
BEST QUARTER**	WORST QUARTER**
13.59% 2nd Qtr. 2009	-9.30% 1st Qtr. 2009
** Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

Year to Date Return, Label	rr_YearToDateReturnLabel	THREE-MONTH YTD TOTAL RETURN
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.87%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER**
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER**
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.30%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table shows how the Fund's average annual total returns for the periods indicated compared to those of relevant securities market indices. The after-tax returns are shown in two ways: (1) assume that you owned shares of the Fund during the entire period and paid taxes on the Fund's distributions of taxable net investment income or realized capital gains, if any, and (2) assume that you paid taxes on the Fund's distributions of such income and gains and sold all shares at the end of each period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of Fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

Past 1 Year	rr_AverageAnnualReturnYear01	2.37%
Since Inception	rr_AverageAnnualReturnSinceInception	2.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2008
S000022882 Member | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	2.24%
Since Inception	rr_AverageAnnualReturnSinceInception	1.96%
S000022882 Member | Return After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	1.71%
Since Inception	rr_AverageAnnualReturnSinceInception	1.90%
S000022882 Member | SandP500IndexMember
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	15.06%
Since Inception	rr_AverageAnnualReturnSinceInception	2.00%
S000022882 Member | MSCIAllCountryWorldIndexMember
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	12.67%	[22]
Since Inception	rr_AverageAnnualReturnSinceInception	0.34%
S000022882 Member | BarclaysCapitalUSAggregateBondIndexMember
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	6.54%
Since Inception	rr_AverageAnnualReturnSinceInception	6.92%
S000030169 Member
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	USAA ULTRA SHORT-TERM BOND FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The USAA Ultra Short-Term Bond Fund's (the Fund) investment objective is to provide high current income consistent with preservation of principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Maintenance Fee	rr_MaximumAccountFee	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.24%	[23]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.89%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.13%
Reimbursement from Adviser	rr_FeeWaiverOrReimbursementOverAssets	(0.53%)
Total Annual Operating Expenses After Reimbursement	rr_NetExpensesOverAssets	0.60%	[24]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-05-01
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, including commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

For the most recent fiscal period, the Fund's portfolio turnover rate was 1% of the average value of its whole portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a  $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense reimbursement arrangement has terminated.

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	115
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	359
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	622
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,375
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's principal investment strategy is to normally invest at least 80% of the Fund's assets in investment-grade debt securities that have a dollar-weighted average portfolio maturity of 18 months (one and a half years) or less. These securities will consist primarily in U.S. dollar-denominated debt securities that may include, but are not limited to, obligations of U.S., state, and local governments, their agencies and instrumentalities; mortgage- and asset-backed securities; corporate debt securities; repurchase agreements; and other securities believed to have debt-like characteristics, including synthetic securities. This 80% policy may be changed upon at least 60 days' notice to shareholders.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund's manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

As a mutual fund that has the potential to invest in bonds, there is a possibility that the market value of the Fund's investments will fluctuate because of changes in interest rates. In general, if interest rates increase, the price of the bond will fall and the yield of the Fund may increase, which would likely increase its total return. If interest rates decrease, the price of the bond will rise and the yield of the Fund may decrease, which may decrease its total return.

The fixed-income securities held in the Fund's portfolio are subject to credit risk, which is the possibility that a borrower cannot make timely interest and principal payments on its securities. The Fund accepts some credit risk as a recognized means to enhance an investor's return. All securities varying from the highest quality to very speculative have some degree of credit risk. Securities rated below investment grade, also known as junk bonds, generally entail greater economic, credit, and liquidity risk than investment-grade securities. Their prices may be more volatile, especially during economic downturns and financial setbacks or liquidity events.

The Fund is subject to legislative risk, which is the risk that new government policies may affect mortgages in the future in ways we cannot anticipate and that such policies will have an adverse impact on the value of mortgage-backed securities and the Fund's net asset value.

Liquidity risk is the risk that the Fund's investments generally cannot expect to be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to such securities by the Fund. Illiquid securities may be substantially less readily marketable and subject to greater price fluctuations.

When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Reinvestment at lower rates tends to reduce the interest payments received by the Fund and, therefore, the size of the dividend payments available to shareholders. This is known as prepayment risk. If reinvestment occurs at a higher level of interest rates, the opposite effect is true.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with other mutual funds, losing money is a risk of investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history for the Fund will be available in the prospectus after the Fund has been in operation for one full calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 531-USAA (8722)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	usaa.com
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

Performance history for the Fund will be available in the prospectus after the Fund has been in operation for one full calendar year. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

S000030170 Member | C000092835 Member
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	USAA REAL RETURN FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The USAA Real Return Fund's (the Fund) investment objective seeks a total return that exceeds the rate of inflation over an economic cycle.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Maintenance Fee	rr_MaximumAccountFee	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.11%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.63%
Reimbursement from Adviser	rr_FeeWaiverOrReimbursementOverAssets	(0.76%)
Total Annual Operating Expenses After Reimbursement	rr_NetExpensesOverAssets	0.87%	[25]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-05-01 2012-05-01
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, including commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

For the most recent fiscal period, the Fund's portfolio turnover rate was 2% of the average value of its whole portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a  $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense reimbursement arrangement has terminated.

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	166
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	514
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	887
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,933
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's principal investment strategy is to invest its assets principally in a portfolio of investments that the adviser believes will have a total return that exceeds the rate of inflation over an economic cycle. In pursuing its investment objective, the Fund will allocate its assets under normal market conditions among the following asset categories: (1) inflation-linked securities, including U.S. Treasury inflation-protected securities (TIPS), non-U.S. dollar inflation-linked securities, and inflation-linked corporate and municipal securities; (2) fixed-income securities, including bank loans, floating-rate notes, short-duration bonds, investment-grade securities, high-yield bonds (also known as "junk" bonds), and non-U.S. dollar instruments, including foreign currencies; (3) equity securities, including real estate investment trusts (REITs) and exchange-traded funds (ETFs), including those that the adviser believes have a high correlation to measures of inflation; and (4) commodity-linked instruments, such as commodity ETFs, commodity-linked notes, and other investment companies that concentrate their investments in commodity-linked instruments and to a limited extent, certain types of derivative instruments. In allocating the Fund's assets, the adviser may invest all or a substantial portion of the Fund's assets in one or a limited number of these asset categories, In addition, the allocation of the Fund's assets among these categories may vary substantially from time to time.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund's manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The equity securities in the Fund's portfolio are subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Equity securities tend to be more volatile than bonds. In addition, to the degree the Fund invests in foreign securities, there is a possibility that the value of the Fund's investments in foreign securities will decrease because of unique risks, such as currency exchange rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes.

The Fund is nondiversified, which means that it may invest a greater percentage of its assets in a single issuer. Because a relatively high percentage of the Fund's total assets may be invested in the securities of a single issuer or a limited number of issuers, the securities of the Fund may be more sensitive to changes in the market value of a single issuer, a limited number of issuers, or large companies generally. Such a focused investment strategy may increase the volatility of the Fund's investment results, because this Fund may be more susceptible to risks associated with a single issuer or economic, political, or regulatory event than a diversified fund.

As a mutual fund that has the potential to invest in bonds, there is a possibility that the market value of the Fund's investments will fluctuate because of changes in interest rates. In general, if interest rates increase, the price of the bond will fall and the yield of the Fund may increase, which would likely increase its total return. If interest rates decrease, the price of the bond will rise and the yield of the Fund may decrease, which may decrease its total return.

Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.

Changes in real estate values or economic downturns can have a significant negative effect on issuers in the real estate industry.

ETFs, as investment companies, incur their own management and other fees and expenses, such as trustees' fees, operating expenses, registration fees, and marketing expenses, a proportionate share of which would be borne by the Fund. As a result, an investment by the Fund in an ETF could cause the Fund's operating expenses to be higher and, in turn, performance to be lower than if it were to invest directly in the securities underlying the ETF. In addition, the Fund will be indirectly exposed to all of the risk of securities held by the ETFs.

The Fund is subject to legislative risk, which is the risk that new government policies may affect mortgages in the future in ways we cannot anticipate and that such policies will have an adverse impact on the value of mortgage-backed securities and the Fund's net asset value.

Liquidity risk is the risk that the Fund's investments generally cannot expect to be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to such securities by the Fund. Illiquid securities may be substantially less readily marketable and subject to greater price fluctuations.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with other mutual funds, losing money is a risk of investing in this Fund. As with other mutual funds, losing money is a risk of investing in this Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agengy.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history for the Fund will be available in the prospectus after the Fund has been in operation for one full calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 531-USAA (8722)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	usaa.com
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

Performance history for the Fund will be available in the prospectus after the Fund has been in operation for one full calendar year. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

S000030170 Member | C000092836 Member
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	USAA REAL RETURN INSTITUTIONAL SHARES
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The USAA Real Return Fund Institutional Shares' (the Fund) investment objective seeks a total return that exceeds the rate of inflation over an economic cycle.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund's most recently completed fiscal year.

Sales Charge (Load) Imposed on Purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Maintenance Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.86%
Reimbursement from Adviser	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)
Total Annual Operating Expenses After Reimbursement	rr_NetExpensesOverAssets	0.67%	[25]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-05-01 2012-05-01
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, including commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

For the most recent fiscal period, the Fund's portfolio turnover rate was 2% of the average value of its whole portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	88
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	274
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	477
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,061
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's principal investment strategy is to invest its assets principally in a portfolio of investments that the adviser believes will have a total return that exceeds the rate of inflation over an economic cycle. In pursuing its investment objective, the Fund will allocate its assets under normal market conditions among the following asset categories: (1) inflation-linked securities, including U.S. Treasury inflation-protected securities (TIPS), non-U.S. dollar inflation-linked securities, and inflation-linked corporate and municipal securities; (2) fixed-income securities, including bank loans, floating-rate notes, short-duration bonds, investment-grade securities, high-yield bonds (also known as "junk" bonds), and non-U.S. dollar instruments, including foreign currencies; (3) equity securities, including real estate investment trusts (REITs) and exchange-traded funds (ETFs), including those that the adviser believes have a high correlation to measures of inflation; and (4) commodity-linked instruments, such as commodity ETFs, commodity-linked notes, and other investment companies that concentrate their investments in commodity-linked instruments and to a limited extent, certain types of derivative instruments. In allocating the Fund's assets, the adviser may invest all or a substantial portion of the Fund's assets in one or a limited number of these asset categories, In addition, the allocation of the Fund's assets among these categories may vary substantially from time to time.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund's manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The equity securities in the Fund's portfolio are subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Equity securities tend to be more volatile than bonds. In addition, to the degree the Fund invests in foreign securities, there is a possibility that the value of the Fund's investments in foreign securities will decrease because of unique risks, such as currency exchange rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes.

The Fund is nondiversified, which means that it may invest a greater percentage of its assets in a single issuer. Because a relatively high percentage of the Fund's total assets may be invested in the securities of a single issuer or a limited number of issuers, the securities of the Fund may be more sensitive to changes in the market value of a single issuer, a limited number of issuers, or large companies generally. Such a focused investment strategy may increase the volatility of the Fund's investment results, because this Fund may be more susceptible to risks associated with a single issuer or economic, political, or regulatory event than a diversified fund.

As a mutual fund that has the potential to invest in bonds, there is a possibility that the market value of the Fund's investments will fluctuate because of changes in interest rates. In general, if interest rates increase, the price of the bond will fall and the yield of the Fund may increase, which would likely increase its total return. If interest rates decrease, the price of the bond will rise and the yield of the Fund may decrease, which may decrease its total return.

The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.

The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

A floating rate loan may not be fully collateralized which may cause the floating rate loan to decline significantly in value. Floating rate loans generally are subject to restrictions on resale. Floating rate loans sometimes trade infrequently in the secondary market. As a result, valuing a floating rate loan can be more difficult and buying and selling a floating rate loan at an acceptable price can be more difficult or delayed. Difficulty in selling a floating rate loan can result in a loss.

Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures and their value may be affected by the performance of the overall commodities markets as well as weather, tax, and other regulatory developments. As a result, returns of commodity-linked investments may deviate significantly from the return of the underlying commodity, instruments, or measures.

ETFs, as investment companies, incur their own management and other fees and expenses, such as trustees' fees, operating expenses, registration fees, and marketing expenses, a proportionate share of which would be borne by the Fund. As a result, an investment by the Fund in an ETF could cause the Fund's operating expenses to be higher and, in turn, performance to be lower than if it were to invest directly in the securities underlying the ETF. In addition, the Fund will be indirectly exposed to all of the risk of securities held by the ETFs.

The Fund is subject to legislative risk, which is the risk that new government policies may affect mortgages in the future in ways we cannot anticipate and that such policies will have an adverse impact on the value of mortgage-backed securities and the Fund's net asset value.

Liquidity risk is the risk that the Fund's investments generally cannot expect to be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to such securities by the Fund. Illiquid securities may be substantially less readily marketable and subject to greater price fluctuations.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with other mutual funds, losing money is a risk of investing in this Fund. As with other mutual funds, losing money is a risk of investing in this Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agengy.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history for the Fund will be available in the prospectus after the Fund has been in operation for one full calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 531-USAA (8722)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

Performance history for the Fund will be available in the prospectus after the Fund has been in operation for one full calendar year. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

[1]	1 “Dow Jones,” and “The Dow Jones U.S. Completion Total Stock Market IndicesSM” are service marks of Dow Jones Trademark Holdings, LLC.
[2]	(a) The total annual operating expenses and the example are based upon the actual combined expenses of the Fund, before reimbursements, and the Extended Market Portfolio.
[3]	(b) The Adviser has agreed, through May 1, 2012, to make payments or waive management, administration, and other fees to limit the expenses of the Fund so that the total annual operating expenses of the Fund (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.50% of the Fund’s average daily net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund’s Board of Trustees and may be changed or terminated by the Adviser at any time after May 1, 2012.
[4]	1 Nasdaq-100®, Nasdaq-100 Index®, and Nasdaq® are trade or service marks of The Nasdaq Stock Market, Inc. (which with its affiliates are the “Corporations”) and have been licensed for our use.
[5]	(a) The Adviser has agreed, through May 1, 2012, to make payments or waive management, administration, and other fees to limit the expenses of the Fund so that the total annual operating expenses of the Fund (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.78% of the Fund’s average daily net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund’s Board of Trustees and may be changed or terminated by the Adviser at any time after May 1, 2012.
[6]	1 “Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500,” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for our use.
[7]	*USAA Shareholder Account Services, the Fund’s transfer agent, assesses a $10 annual account maintenance fee to allocate part of the fixed costs of maintaining shareholder accounts. We deduct $2.50 per quarter from your account to pay the annual fee.
[8]	(a) The Adviser has agreed, through May 1, 2012, to make payments or waive management, administration, and other fees to limit the expenses of the Member Shares and Reward Shares so that the total annual operating expenses of the Member Shares and Reward Shares (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.25% of the Member Shares’ and 0.15% of the Reward Shares’ average daily net assets, respectively. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund’s Board of Trustees and may be changed or terminated by the Adviser at any time after May 1, 2012.
[9]	** Excludes $10 account maintenance fee, which is waived for accounts of $10,000 or more.
[10]	* The inception date of the S&P 500 Index Fund Member Shares is May 1, 1996, while the inception date of the S&P 500 Index Fund Reward Shares is May 1, 2002.
[11]	*** The average annual total return for the S&P 500 Index from May 1, 2002 - the inception date of the Fund's Reward Shares - through December 31, 2010, was 3.84%.
[12]	(a) A performance fee adjustment may increase or decrease the management fee by up to +/- 0.06% of the average net assets of the Fund during a rolling 36-month period. A performance fee adjustment decreased the management fee of 0.65% by 0.05% for the most recent fiscal year ended December 31, 2010.
[13]	(b) The Fund's total annual operating expenses do not correlate to the ratio of expenses to average net assets shown in the Fund's financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[14]	*Fund Began operations on January 24, 2005.
[15]	(a) The Adviser has agreed, through May 1, 2012, to waive fees and to reimburse operating expenses of the Fund so that the total annual operating expenses of the Fund, excluding extraordinary expenses and acquired fund fees and expenses, do not exceed an annual rate of 0.05% of the Fund's average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund’s Board of Trustees and may be changed or terminated by the Adviser at any time after May 1, 2012. (b) The Fund’s total annual operating expenses do not correlate to the ratio of expenses to average net assets, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[16]	*Fund began operations on July 31, 2008.
[17]	(a) The Adviser has agreed, through May 1, 2012, to waive fees and to reimburse operating expenses of the Fund, excluding extraordinary expenses and acquired fund fees and expenses up to 0.05% of the Fund's average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund’s Board of Trustees and may be changed or terminated by the Adviser at any time after May 1, 2012. (b) The Fund’s total annual operating expenses do not correlate to the ratio of expenses to average net assets, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[18]	(a) The Adviser has agreed, through May 1, 2012, to waive fees and to reimburse operating expenses of the Fund so that the total annual operating expenses of the Fund, excluding extraordinary expenses and acquired fund fees and expenses, do not exceed an annual rate of 0.05% of the Fund's average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund’s Board of Trustees and may be changed or terminated by the Adviser at any time after May 1, 2012.(b) The Fund’s total annual operating expenses do not correlate to the ratio of expenses to average net assets, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[19]	(a) The Adviser has agreed, through May 1, 2012, to waive fees and to reimburse operating expenses of the Fund so that the total annual operating expenses of the Fund, excluding extraordinary expenses and acquired fund fees and expenses, do not exceed an annual rate of 0.05% of the Fund's average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund’s Board of Trustees and may be changed or terminated by the Adviser at any time after May 1, 2012. (b) The Fund’s total annual operating expenses do not correlate to the ratio of expenses to average net assets, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[20]	*Fund Began operations on July 31, 2008.
[21]	(a) The Fund's total annual operating expenses do not correlate to the ratio of expenses to average net assets shown in the Fund's financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[22]	* The MSCI All-Country World Index replaced the S&P 500 Index as the Fund's broadbased index as it more closely reflects the Fund's investments.
[23]	(a) A performance fee adjustment may increase or decrease the management fee by up to +/- 0.06% of the average net assets of the Fund during a rolling 36-month period. The performance period for the Fund commenced on October 18, 2010, and will consist of the current month plus the preceding twelve months through that date until a period of 36 months is included in the performance period. Thereafter, the performance period will consist of the current month plus the previous 35 months.
[24]	(b) The Adviser has agreed, through May 1, 2012, to make payments or waive management, administration, and other fees to limit the expenses of the Fund so that the total annual operating expenses of the Fund (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.60% of the Fund’s average daily net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund’s Board of Trustees and may be changed or terminated by the Adviser at any time after May 1, 2012.
[25]	(a) The Adviser has agreed, through May 1, 2012, to make payments or waive management, administration, and other fees to limit the expenses of the Fund so that the total annual operating expenses of the Fund (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.85% of the Fund’s average daily net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund’s Board of Trustees and may be changed or terminated by the Adviser at any time after May 1, 2012. (b) The Fund's total annual operating expenses do not correlate to the ratio of expenses to average net assets shown in the Fund's financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.